United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-8042

                      (Investment Company Act File Number)


                           Federated Insurance Series
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/05


                 Date of Reporting Period: Quarter ended 9/30/05







Item 1.           Schedule of Investments


FEDERATED AMERICAN LEADERS FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

       Shares or
       Principal
         Amount                                                                                                  Value

                          COMMON STOCKS--98.9%
                          Consumer Discretionary--14.9%
        120,700           Gannett Co., Inc.                                                            $       8,307,781
        214,300           Gap (The), Inc.                                                                      3,735,249
        181,900      (1)  Goodyear Tire & Rubber Co.                                                           2,835,821
         41,300           Hasbro, Inc.                                                                          811,545
         58,600           Home Depot, Inc.                                                                     2,235,004
        295,200      (1)  Interpublic Group Cos., Inc.                                                         3,436,128
        211,400           Mattel, Inc.                                                                         3,526,152
        206,200           McDonald's Corp.                                                                     6,905,638
        189,700           News Corp., Inc.                                                                     2,957,423
        307,100           Time Warner, Inc.                                                                    5,561,581
         29,500           Walt Disney Co.                                                                       711,835
                               TOTAL                                                                          41,024,157
                          Consumer Staples--8.8%
         94,600           Altria Group, Inc.                                                                   6,972,966
         51,100           Coca-Cola Co.                                                                        2,207,009
         99,100           SUPERVALU, Inc.                                                                      3,083,992
        120,100           Safeway Inc.                                                                         3,074,560
         90,700      (1)  Smithfield Foods, Inc.                                                               2,691,976
        271,400           Tyson Foods, Inc., Class A                                                           4,898,770
         32,600           UST, Inc.                                                                            1,364,636
                               TOTAL                                                                          24,293,909
                          Energy--10.7%
         60,800           Apache Corp.                                                                         4,573,376
         39,800           BP PLC, ADR                                                                          2,819,830
        149,500           Chevron Corp.                                                                        9,677,135
        127,400           Exxon Mobil Corp.                                                                    8,094,996
         32,200           Total SA, Class B, ADR                                                               4,373,404
                               TOTAL                                                                          29,538,741
                          Financials--34.4%
        116,000           Ace Ltd.                                                                             5,460,120
        153,800           Allstate Corp.                                                                       8,503,602
        104,900           American International Group, Inc.                                                   6,499,604
         98,500           Bank of America Corp.                                                                4,146,850
        150,300           Citigroup, Inc.                                                                      6,841,656
        185,100           Federal Home Loan Mortgage Corp.                                                    10,450,746
         62,800           Federal National Mortgage Association                                                2,814,696
         66,700           Hartford Financial Services Group, Inc.                                              5,147,239
        157,200           J.P. Morgan Chase & Co.                                                              5,333,796
         86,200           MBIA Insurance Corp.                                                                 5,225,444
        208,300           MBNA Corp.                                                                           5,132,512
         53,300           Merrill Lynch & Co., Inc.                                                            3,269,955
        132,100           Morgan Stanley                                                                       7,125,474
         88,300           Nationwide Financial Services, Inc., Class A                                         3,536,415
         66,500           RenaissanceRe Holdings Ltd.                                                          2,908,045
        115,600           Wachovia Corp.                                                                       5,501,404
        117,000           Wells Fargo & Co.                                                                    6,852,690
                               TOTAL                                                                          94,750,248
                          Healthcare--7.3%
         95,700           Abbott Laboratories                                                                  4,057,680
         61,400           AmerisourceBergen Corp.                                                              4,746,220
         34,100           Baxter International, Inc.                                                           1,359,567
         29,800      (1)  Boston Scientific Corp.                                                               696,426
         43,000           HCA, Inc.                                                                            2,060,560
         22,700           Johnson & Johnson                                                                    1,436,456
         61,400           McKesson HBOC, Inc.                                                                  2,913,430
        111,300           Pfizer, Inc.                                                                         2,779,161
                               TOTAL                                                                          20,049,500
                          Industrials--7.2%
         11,500           Deere & Co.                                                                           703,800
         78,700      (2)  Eaton Corp.                                                                          5,001,385
         8,200            Illinois Tool Works, Inc.                                                             675,106
         76,648           Northrop Grumman Corp.                                                               4,165,819
        175,400           Tyco International Ltd.                                                              4,884,890
         58,700           United Technologies Corp.                                                            3,043,008
         41,800           Waste Management, Inc.                                                               1,195,898
                               TOTAL                                                                          19,669,906
                          Information Technology--6.5%
        157,400           Hewlett-Packard Co.                                                                  4,596,080
         37,000           IBM Corp.                                                                            2,968,140
        189,700           Intel Corp.                                                                          4,676,105
        125,400           Microsoft Corp.                                                                      3,226,542
         90,600           Nokia Oyj, Class A, ADR                                                              1,532,046
        141,800      (1)  Unisys Corp.                                                                          941,552
                               TOTAL                                                                          17,940,465
                          Materials--1.6%
         48,000           PPG Industries, Inc.                                                                 2,841,120
         38,500           United States Steel Corp.                                                            1,630,475
                               TOTAL                                                                           4,471,595
                          Telecommunication Services--7.5%
         61,400           Alltel Corp.                                                                         3,997,754
        230,200           SBC Communications, Inc.                                                             5,517,894
        117,100           Sprint Nextel Corp.                                                                  2,784,638
        189,606           Verizon Communications                                                               6,198,220
         83,500           Vodafone Group PLC, ADR                                                              2,168,495
                               TOTAL                                                                          20,667,001
                               TOTAL COMMON STOCKS (IDENTIFIED COST $234,094,491)                             272,405,522

                          REPURCHASE AGREEMENT--1.9%
  $    3,268,000          Interest in $1,500,000,000 repurchase agreement 3.90%, dated 9/30/2005 under which Bank of America N.A., will repurchase a U.S. Government
                          Agency security with a maturity of 9/1/2035 for $1,500,487,500 on
                          10/3/2005.  The market value of the underlying security at the end of
                          the period was $1,530,000,001.                                                       3,268,000
       2,087,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                          9/30/2005 under which Bear Stearns and Co., Inc. will repurchase U.S.
                          Government Agency securities with various maturities to 10/25/2035 for
                          $1,500,487,500 on 10/3/2005. The market value of the underlying securities at the end of the period was $1,538,425,316 (held as
                          collateral for securities lending).                                                  2,087,000
                             TOTAL REPURCHASE AGREEMENTS
                          ------------------------------------------------------
                             (AT AMORTIZED COST)                                                               5,355,000
                               TOTAL INVESTMENTS--100.8%
                          ======================================================
                                (IDENTIFIED COST $239,449,491)(3)                                             277,760,522
                               OTHER ASSETS AND LIABILITIES---NET--(0.8)%                                      (2,341,502)
                               TOTAL NET ASSETS---100%                                                 $      275,419,020

================================================================================

        1  Non-income producing security.
        2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2005, the securities subject to this type of arrangement and related collateral were as follows:
           Market Value of                               Market Value of
           Securities Loaned                                Collateral

             $2,046,310                                     $2,087,000
        3 The cost of investments for federal tax purposes amounts to $239,449,491. The net unrealized appreciation of investments for federal tax purposes was $38,311,031. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,086,958 and net unrealized deprecation from investments for those securities having an excess of cost over value of $6,775,927.

Note:         The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt







FEDERATED CAPITAL APPRECIATION FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

     Shares or
  Principal Amount                                                                                              Value

                         COMMON STOCKS--99.2%
                         Consumer Discretionary--11.7%
       9,200             Gap (The), Inc.                                                               $       160,356
       12,600            Home Depot, Inc.                                                                      480,564
       22,200       (1)  Interpublic Group Cos., Inc.                                                          258,408
       6,300             Mattel, Inc.                                                                          105,084
       14,300            McDonald's Corp.                                                                      478,907
       3,800             Nike, Inc., Class B                                                                   310,384
       5,000             Nordstrom, Inc.                                                                       171,600
       7,300             Target Corp.                                                                          379,089
       19,400            Time Warner, Inc.                                                                     351,334
       12,200            Viacom, Inc., Class B                                                                 402,722
                              TOTAL                                                                           3,098,448
                         Consumer Staples--8.1%
       9,500             Altria Group, Inc.                                                                    700,245
       12,200            Coca-Cola Co.                                                                         526,918
       4,700             Gillette Co.                                                                          273,540
       14,200       (1)  Kroger Co.                                                                            292,378
       4,200             PepsiCo, Inc.                                                                         238,182
       2,800             Wal-Mart Stores, Inc.                                                                 122,696
                              TOTAL                                                                           2,153,959
                         Energy--13.7%
       2,100             Apache Corp.                                                                          157,962
       12,900            Chevron Corp.                                                                         835,017
       4,900             ConocoPhillips                                                                        342,559
       1,800        (1)  Cooper Cameron Corp.                                                                  133,074
       20,100            Exxon Mobil Corp.                                                                    1,277,154
       2,900             GlobalSantaFe Corp.                                                                   132,298
       4,500             Halliburton Co.                                                                       308,340
       7,200        (1)  Transocean Sedco Forex, Inc.                                                          441,432
                              TOTAL                                                                           3,627,836
                         Financials--20.9%
       8,000             Ace Ltd.                                                                              376,560
       6,900             Allstate Corp.                                                                        381,501
       6,300             American International Group, Inc.                                                    390,348
       9,600             Bank of America Corp.                                                                 404,160
       11,700            Citigroup, Inc.                                                                       532,584
       3,600             Federal Home Loan Mortgage Corp.                                                      203,256
       7,100             Federal National Mortgage Association                                                 318,222
       2,600             Franklin Resources, Inc.                                                              218,296
       2,700             Goldman Sachs Group, Inc.                                                             328,266
       8,900             J.P. Morgan Chase & Co.                                                               301,977
       17,000            MBNA Corp.                                                                            418,880
       9,700             Merrill Lynch & Co., Inc.                                                             595,095
       10,500            Morgan Stanley                                                                        566,370
       8,600             Wells Fargo & Co.                                                                     503,702
                              TOTAL                                                                           5,539,217
                         Healthcare--13.5%
       9,400             Abbott Laboratories                                                                   398,560
       8,900             Baxter International, Inc.                                                            354,843
       3,600             HCA, Inc.                                                                             172,512
       10,300            Johnson & Johnson                                                                     651,784
       4,500             McKesson HBOC, Inc.                                                                   213,525
       8,000             Medtronic, Inc.                                                                       428,960
       5,700             Merck & Co., Inc.                                                                     155,097
       17,320            Pfizer, Inc.                                                                          432,480
       10,400            Schering Plough Corp.                                                                 218,920
       11,600            Wyeth                                                                                 536,732
                              TOTAL                                                                           3,563,413
                         Industrials--7.8%
       1,100             Deere & Co.                                                                            67,320
       25,300            General Electric Co.                                                                  851,851
       4,900             Northrop Grumman Corp.                                                                266,315
       14,500            Tyco International Ltd.                                                               403,825
       6,800             United Parcel Service, Inc.                                                           470,084
                              TOTAL                                                                           2,059,395
                         Information Technology--17.4%
       5,400             Analog Devices, Inc.                                                                  200,556
       19,300            Applied Materials, Inc.                                                               327,328
       21,800       (1)  Cisco Systems, Inc.                                                                   390,874
       8,400        (1)  Dell, Inc.                                                                            287,280
       27,100       (1)  EMC Corp. Mass                                                                        350,674
        400         (1)  Google Inc.                                                                           126,584
       4,400             International Business Machines Corp.                                                 352,968
       14,600            Intel Corp.                                                                           359,890
       6,100             KLA-Tencor Corp.                                                                      297,436
       3,600        (1)  Lam Research Corp.                                                                    109,692
       4,100             Maxim Integrated Products, Inc.                                                       174,865
       36,200            Microsoft Corp.                                                                       931,426
       30,800       (1)  Oracle Corp.                                                                          381,612
       4,800             Paychex, Inc.                                                                         177,984
       11,700            Siebel Systems, Inc.                                                                  120,861
                              TOTAL                                                                           4,590,030
                         Materials--1.3%
       7,100             Alcoa, Inc.                                                                           173,382
       3,600             Praxair, Inc.                                                                         172,548
                              TOTAL                                                                            345,930
                         Telecommunication Services--4.8%
       14,700            BellSouth Corp.                                                                       386,610
       20,200            SBC Communications, Inc.                                                              484,194
       12,300            Verizon Communications                                                                402,087
                              TOTAL                                                                           1,272,891
                              TOTAL COMMON STOCKS (IDENTIFIED COST $23,525,442)                               26,251,119

                         REPURCHASE AGREEMENT--1.7%
$     446,000            Interest in $1,500,000,000 repurchase agreement 3.90%, dated
                         9/30/2005 under which Bank of America N.A., will repurchase a U.S.
                         Government Agency security with a maturity of 9/1/2035 for
                         $1,500,487,500 on 10/3/2005.  The market value of the underlying
                         security at the end of the period was $1,530,000,001.                                 446,000
                              TOTAL INVESTMENTS --- 100.9%
                              (IDENTIFIED COST $23,971,442)(2)                                                26,697,119
                              OTHER ASSETS AND LIABILITIES --- (0.9)%                                         (225,436)
                              TOTAL NET ASSETS --- 100%                                                $      26,471,683

================================================================================

        1  Non-income producing security.
        2 The cost of investments for federal tax purposes amounts to $23,971,442. The net unrealized appreciation of investments for federal tax purposes was $2,725,677. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,223,045 and net unrealized depreciation from investments for those securities having an excess of cost over value of $497,368.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








FEDERATED CAPITAL INCOME FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

         Shares or
     Principal Amount                                                                                              Value

                              COMMON STOCKS--39.9%
                              Consumer Discretionary--2.5%
           5,600              Electrolux AB, ADR, Class B                                               $         263,760
           4,700              La-Z Boy Chair Co.                                                                  61,993
          12,969              Limited, Inc.                                                                       264,957
          11,900              Mattel, Inc.                                                                        198,492
           5,200              McDonald's Corp.                                                                    174,148
           4,100              Newell Rubbermaid, Inc.                                                             92,865
          46,500              Pearson PLC, ADR                                                                    545,445
                                   TOTAL                                                                         1,601,660
                              Consumer Staples--3.4%
           5,500              Altria Group, Inc.                                                                  405,405
           6,000              Coca-Cola Co.                                                                       259,140
           1,300              Kimberly-Clark Corp.                                                                77,389
          19,100              Loews Corp. - Carolina Group                                                        756,933
           1,700              PepsiCo, Inc.                                                                       96,407
          14,300              Sara Lee Corp.                                                                      270,985
           7,700              Unilever PLC, ADR                                                                   325,094
                                   TOTAL                                                                         2,191,353
                              Energy--5.7%
           5,400              BP PLC, ADR                                                                         382,590
           4,400              Chevron Corp.                                                                       284,812
          15,300              Exxon Mobil Corp.                                                                   972,162
           5,500              Kinder Morgan, Inc.                                                                 528,880
           1,900              Norsk Hydro A.S., ADR                                                               211,375
           8,400              Royal Dutch Shell PLC                                                               551,376
           7,800              Tidewater, Inc.                                                                     379,626
           2,900              Total  SA, ADR, Class B                                                             393,878
                                   TOTAL                                                                         3,704,699
                              Financials--13.4%
           1,900              Ace, Ltd.                                                                           89,433
          21,400              Allstate Corp.                                                                     1,183,206
          11,814              Bank of America Corp.                                                               497,369
           7,500              Bank of New York Co., Inc.                                                          220,575
           7,800              Barclays PLC, ADR                                                                   318,084
           4,300              Capital Federal Financial                                                           147,146
           1,100              Chubb Corp.                                                                         98,505
          24,500              Citigroup, Inc.                                                                    1,115,240
           5,000              Comerica, Inc.                                                                      294,500
           2,400              Federal Home Loan Mortgage Corp.                                                    135,504
           5,700              Gallagher (Arthur J.) & Co.                                                         164,217
          15,200              J.P. Morgan Chase & Co.                                                             515,736
          20,000              Lloyds TSB Group PLC, ADR                                                           664,600
          17,700              MBNA Corp.                                                                          436,128
           9,100              Mellon Financial Corp.                                                              290,927
           5,900              Morgan Stanley                                                                      318,246
           9,900              Nationwide Financial Services, Inc., Class A                                        396,495
          23,900              New York Community Bancorp, Inc.                                                    391,960
           3,700              PartnerRe Ltd.                                                                      236,985
           3,600              RenaissanceRe Holdings Ltd.                                                         157,428
           7,700              Trizec Properties, Inc.                                                             177,562
          20,800              U.S. Bancorp                                                                        584,064
           1,100              UBS AG - U.S. issue                                                                 94,050
           2,600              Wells Fargo & Co.                                                                   152,282
                                   TOTAL                                                                         8,680,242
                              Healthcare--2.2%
          11,200              GlaxoSmithKline PLC, ADR                                                            574,336
           2,300              Johnson & Johnson                                                                   145,544
           8,200              Merck & Co., Inc.                                                                   223,122
           4,700              Pfizer, Inc.                                                                        117,359
           8,600              Wyeth                                                                               397,922
                                   TOTAL                                                                         1,458,283
                              Industrials--2.3%
          26,600              General Electric Co.                                                                895,622
           3,400              Quebecor World, Inc.                                                                63,988
           6,500              TNT NV, ADR                                                                         163,085
           1,300              Union Pacific Corp.                                                                 93,210
           9,500              Waste Management, Inc.                                                              271,795
                                   TOTAL                                                                         1,487,700
                              Information Technology--0.3%
          12,700              Nokia Oyj, ADR, Class A                                                             214,757
                              Materials--1.6%
           2,600              Air Products & Chemicals, Inc.                                                      143,364
           2,400              Ciba Specialty Chemical AG, ADR                                                     70,320
           4,900              Du Pont (E.I.) de Nemours & Co.                                                     191,933
           4,600              Southern Peru Copper Corp.                                                          257,416
          20,000              UPM - Kymmene OY, ADR                                                               402,400
                                   TOTAL                                                                         1,065,433
                              Telecommunication Services--4.9%
          20,300              AT&T Corp.                                                                          401,940
           4,824              Alltel Corp.                                                                        314,091
           6,400              BCE, Inc.                                                                           175,616
           7,300              BellSouth Corp.                                                                     191,990
          24,400              Magyar Telekom, ADR                                                                 627,812
          20,500              SBC Communications, Inc.                                                            491,385
          26,800              TDC A/S, ADR                                                                        723,064
          18,100              Telstra Corp. Ltd., ADR                                                             281,817
                                   TOTAL                                                                         3,207,715
                              Utilities--3.6%
           2,700              Black Hills Corp.                                                                   117,099
           3,400              Duke Energy Corp.                                                                   99,178
          16,600              Energias de Portugal SA, ADR                                                        463,140
           3,000              Equitable Resources, Inc.                                                           117,180
           7,300              Northeast Utilities Co.                                                             145,635
          12,300              Pinnacle West Capital Corp.                                                         542,184
           5,300              RWE AG, RDC                                                                         351,788
          28,600              Scottish & Southern Energy PLC, ADR                                                 520,634
                                   TOTAL                                                                         2,356,838
                                   TOTAL COMMON STOCKS (IDENTIFIED COST $22,264,961)                            25,968,680

                              CORPORATE BONDS--8.4%
                              Basic Industry - Paper--0.4%
  $       250,000             Louisiana-Pacific Corp., 8.875%, 8/15/2010                                          281,916
                              Brewing--0.2%
          100,000       (1)   Bavaria, Series 144A, 8.875%, 11/1/2010                                             110,800
                              Broadcast Radio & TV--0.8%
          400,000             Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032                                      484,900
                              Communications - Media Noncable--0.3%
          185,000             British Sky Broadcasting Group PLC, 8.2%, 7/15/2009                                 205,398
                              Communications - Telecom Wirelines--0.5%
          300,000             Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                                      303,684
                              Consumer Cyclical - Automotive--0.4%
          300,000             General Motors Acceptance, 6.875%, 9/15/2011                                        273,206
                              Consumer Cyclical - Entertainment--0.5%
          300,000             Time Warner, Inc., Deb., 8.11%, 8/15/2006                                           308,730
                              Consumer Non-Cyclical Tobacco--0.1%
          45,000              Philip Morris, Note, 6.375%, 2/1/2006                                               45,285
                              Financial Institution - Banking--0.5%
          300,000             Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                     335,160
                              Financial Institution - Brokerage--0.4%
          300,000             Waddell & Reed Financial, Inc., 7.5%, 1/18/2006                                     302,619
                              Financial Institution - Insurance - P&C--0.4%
          300,000       (1)   MBIA Global Funding LLC, 2.875%, 11/30/2006                                         293,553
                              Oil & Gas--2.5%
          800,000       (1)   Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                               1,054,000
          220,000       (1)   Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                        273,625
          350,000       (1)   Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%,
                              4/1/2017                                                                            336,000
                                   TOTAL                                                                         1,663,625
                              Sovereign--0.5%
          250,000       (1)   Aries Vermogensverwaltng, Note, Series 144A, 9.6%, 10/25/2014                       330,625
                              Steel--0.5%
          275,000       (1)   CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%,
                              12/16/2013                                                                          306,625
                              Telecommunications & Cellular--0.4%
          200,000             Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012                            247,750
                                   TOTAL CORPORATE BONDS (IDENTIFIED COST $5,054,035)                            5,493,876

                              GOVERNMENTS/AGENCIES--15.3%
                              Sovereign--15.3%
         1,300,000            Brazil, Government of, 14.5%, 10/15/2009                                           1,693,900
          500,000             Brazil, Government of, 8.875%, 4/15/2024                                            534,750
          550,000             Brazil, Government of, Note, 12%, 4/15/2010                                         676,225
          140,000             Colombia, Government of, 10.75%, 1/15/2013                                          176,750
          500,000             Colombia, Republic of, Bond, 8.125%, 5/21/2024                                      538,750
        21,500,000            Mexico Fixed Rate Bonds, Bond, Series MI10, 8%, 12/19/2013                         1,933,741
          270,000             Peru, Government of, Note, 9.875%, 2/6/2015                                         346,275
          300,000             Philippines, Government, 9.875%, 1/15/2019                                          336,360
          250,000             Philippines, Government, Note, 8.25%, 1/15/2014                                     260,375
         1,150,000            Russia, Government of, 5.000%, 3/31/2030                                           1,321,062
          500,000             Turkey, Government of, 11%, 1/14/2013                                               642,500
          500,000             Turkey, Government of, 9.5%, 1/15/2014                                              606,875
          440,000             Venezuela, Government of, 9.375%, 1/13/2034                                         522,720
          250,000             Venezuela, Government of, Bond, 9.25%, 9/15/2027                                    297,125
          50,000              Venezuela, Government of, Note, 7.65%, 4/21/2025                                    50,440
                                   TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $8,972,820)                       9,937,848

                              MORTGAGE BACKED SECURITIES--9.0%
                              Federal Home Loan Mortgage Corporation--1.9%
          193,653             Federal Home Loan Mortgage Corp. Pool B17799, 4.500%, 15 Year,
                              2/1/2020                                                                            189,762
          200,000             Federal Home Loan Mortgage Corp. Pool J00042, 4.500%, 15 Year,
                              9/1/2020                                                                            195,981
          199,999             Federal Home Loan Mortgage Corp. Pool G18045, 5.000%, 15 Year,
                              3/1/2020                                                                            199,655
          200,000             Federal Home Loan Mortgage Corp., 5.000%, 30 Year, 10/1/2033                        195,716
          424,584             Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year,
                              10/1/2033                                                                           416,500
                                   TOTAL                                                                         1,197,614
                              Federal National Mortgage Association--7.1%
          467,682             Federal National Mortgage Association Pool 806237, 5.000%, 15
                              Year, 12/1/2019                                                                     466,732
          474,273             Federal National Mortgage Association Pool 811870, 5.000%, 15
                              Year, 2/1/2020                                                                      473,310
          279,010             Federal National Mortgage Association Pool 803873, 5.000%, 30
                              Year, 12/1/2034                                                                     273,197
          200,000             Federal National Mortgage Association, 5.500%, 30 Year, 10/1/2035                   199,965
          390,071             Federal National Mortgage Association Pool 789090, 5.500%, 15
                              Year, 8/1/2019                                                                      395,968
          460,253             Federal National Mortgage Association Pool 255631, 5.500%, 30
                              Year, 3/1/2035                                                                      460,387
         1,149,258            Federal National Mortgage Association Pool 816227, 5.500%, 30
                              Year, 3/1/2035                                                                     1,149,593
          402,576             Federal National Mortgage Association Pool 725704, 6.000%, 30
                              Year, 8/1/2034                                                                      409,449
          592,646             Federal National Mortgage Association Pool 725690, 6.000%, 30
                              Year, 8/1/2034                                                                      602,763
          200,000             Federal National Mortgage Association Pool 840706, 6.000%, 30
                              Year, 9/1/2035                                                                      204,227
                                   TOTAL                                                                         4,635,591
                                   TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $5,902,636)                 5,833,205

                              PREFERRED STOCKS--1.5%
                              Financials--1.0%
           8,100              Chubb Corp., PRIDES, $1.75, Annual Dividend                                         264,465
           1,400              Washington Mutual, Inc., Conv. Pfd., $2.6875, Annual Dividend                       73,150
          13,400              XL Capital Ltd., PEPS, $1.6251, Annual Dividend                                     305,922
                                   TOTAL                                                                          643,537
                              Utilities--0.5%
           7,300              ONEOK, Inc., PEPS, $2.125, Annual Dividend                                          302,804
                                   TOTAL PREFERRED STOCKS (IDENTIFIED COST $863,401)                              946,341

                              MUTUAL FUND--21.1%
         1,794,634      (2)   Federated High Income Bond Fund II, Primary Shares (IDENTIFIED
                              COST $13,123,414)                                                                 13,693,056

                              REPURCHASE AGREEMENT--4.8%
  $      3,128,000            Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                              9/30/2005, under which Bank of America N.A. will repurchase a U.S.
                              Government Agency security with a maturity of 9/1/2035 for
                              $1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was 1,530,000,001.  (AT
                              AMORTIZED COST)                                                                    3,128,000
                                   TOTAL INVESTMENTS -
                                   100.0%
                                    (IDENTIFIED COST $59,309,267)(3)                                            65,001,006
                                   OTHER ASSETS AND LIABILITIES - NET - 0.0%                                      (4,172)
                                   TOTAL NET ASSETS - 100%                                              $       64,996,834

     1       Denotes a restricted security, including securities purchased under
             Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's
             Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $2,705,228 which represents 4.2% of total net assets.
     2       Affiliated company.
     3       At September 30, 2005, the cost of investments for federal tax purposes was $59,478,445. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $5,522,561. This consists of net unrealized appreciation from investments for those having an excess of value over cost of $6,218,317 and net unrealized depreciation from investments for those securities having an excess of cost over value of $695,756.

================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at September 30, 2005.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
PEPS              --Participating Equity Preferred Stock
PRIDES            --Preferred Redeemable Increased Dividend Equity Securities









FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

       Shares or
       Principal
         Amount                                                                                                 Value

                          COMMON STOCKS--90.5%
                          Consumer Discretionary--6.3%
         10,600      (1)  Clear Channel Communications, Inc.                                           $       348,634
         16,200           Hasbro, Inc.                                                                         318,330
         14,538           Limited, Inc.                                                                        297,011
         30,100           Mattel, Inc.                                                                         502,068
         37,700           McDonald's Corp.                                                                    1,262,573
        108,900      (1)  Pearson PLC, ADR                                                                    1,277,397
                               TOTAL                                                                          4,006,013
                          Consumer Staples--8.1%
         34,300           Coca-Cola Co.                                                                       1,481,417
         8,300            Colgate-Palmolive Co.                                                                438,157
         20,700           Kimberly-Clark Corp.                                                                1,232,271
         10,200           Kraft Foods, Inc., Class A                                                           312,018
         14,100           Loews Corp.                                                                          558,783
         13,800           PepsiCo, Inc.                                                                        782,598
         16,700           Sara Lee Corp.                                                                       316,465
                               TOTAL                                                                          5,121,709
                          Energy--11.5%
         11,100           BP PLC, ADR                                                                          786,435
         38,000           Exxon Mobil Corp.                                                                   2,414,520
         11,500           Kinder Morgan, Inc.                                                                 1,105,840
         1,900       (1)  Norsk Hydro A.S., ADR                                                                211,375
         13,700           Royal Dutch Shell PLC, Class A, ADR                                                  899,268
         13,700      (1)  Total SA, Class B, ADR                                                              1,860,734
                               TOTAL                                                                          7,278,172
                          Financials--30.5%
         8,793            Ace Ltd.                                                                             413,887
         23,300           Allstate Corp.                                                                      1,288,257
         47,300      (1)  Amvescap PLC, ADR                                                                    616,319
         26,894           Bank of America Corp.                                                               1,132,237
         11,100           Bank of New York Co., Inc.                                                           326,451
         8,000       (1)  Barclays PLC, ADR                                                                    326,240
         8,102            Cincinnati Financial Corp.                                                           339,393
         69,000           Citigroup, Inc.                                                                     3,140,880
         21,000           Federal Home Loan Mortgage Corp.                                                    1,185,660
         12,000      (1)  Gallagher (Arthur J.) & Co.                                                          345,720
         27,600           J.P. Morgan Chase & Co.                                                              936,468
         9,400       (1)  Lloyds TSB Group PLC, ADR                                                            312,362
         43,300           MBNA Corp.                                                                          1,066,912
         16,000           Morgan Stanley                                                                       863,040
         20,500           Nationwide Financial Services, Inc., Class A                                         821,025
         7,800            PartnerRe Ltd.                                                                       499,590
         7,500       (1)  RenaissanceRe Holdings Ltd.                                                          327,975
         25,700           Sun Life Financial Services of Canada                                                963,493
         17,800           U.S. Bancorp                                                                         499,824
         16,800           UBS AG                                                                              1,436,400
         16,200           Wachovia Corp.                                                                       770,958
         22,800           Wells Fargo & Co.                                                                   1,335,396
         4,400            XL Capital Ltd., Class A                                                             299,332
                               TOTAL                                                                         19,247,819
                          Healthcare--7.3%
         19,800           Abbott Laboratories                                                                  839,520
         6,200            GlaxoSmithKline PLC, ADR                                                             317,936
         9,700            Johnson & Johnson                                                                    613,816
         25,900           Merck & Co., Inc.                                                                    704,739
         64,400           Pfizer, Inc.                                                                        1,608,068
         10,800           Wyeth                                                                                499,716
                               TOTAL                                                                          4,583,795
                          Industrials--6.3%
         28,100           General Electric Co.                                                                 946,127
         10,300           Lockheed Martin Corp.                                                                628,712
         6,000            Northrop Grumman Corp.                                                               326,100
         16,500           Quebecor World, Inc.                                                                 310,530
         31,300      (1)  TNT NV, ADR                                                                          785,317
         4,700            United Parcel Service, Inc.                                                          324,911
         6,200            United Technologies Corp.                                                            321,408
         12,400           Waste Management, Inc.                                                               354,764
                               TOTAL                                                                          3,997,869
                          Information Technology--0.6%
         22,600           Nokia Oyj, Class A, ADR                                                              382,166
                          Materials--6.2%
         5,400            Air Products & Chemicals, Inc.                                                       297,756
         7,800            Akzo Nobel NV, ADR                                                                   340,470
         12,300           Alcoa, Inc.                                                                          300,366
         18,200           Du Pont (E.I.) de Nemours & Co.                                                      712,894
         10,200           Georgia-Pacific Corp.                                                                347,412
         13,600           POSCO, ADR                                                                           769,216
         7,100            Rohm & Haas Co.                                                                      292,023
         30,200      (1)  Stora Enso Oyj, ADR                                                                  417,666
         20,800      (1)  Worthington Industries, Inc.                                                         437,424
                               TOTAL                                                                          3,915,227
                          Telecommunication Services--10.0%
         8,400            AT&T Corp.                                                                           166,320
         11,700      (1)  BCE, Inc.                                                                            321,048
         25,900           BellSouth Corp.                                                                      681,170
         96,400           SBC Communications, Inc.                                                            2,310,708
         29,000      (1)  Telefonos de Mexico, Class L, ADR                                                    616,830
         57,300      (1)  Telstra Corp. Ltd., ADR                                                              892,161
         30,600           Verizon Communications                                                              1,000,314
         13,400           Vodafone Group PLC, ADR                                                              347,998
                               TOTAL                                                                          6,336,549
                          Utilities--3.7%
         9,600            Equitable Resources, Inc.                                                            374,976
         9,500            Exelon Corp.                                                                         507,680
         6,932       (1)  National Grid PLC, ADR                                                               325,457
         19,500           Northeast Utilities Co.                                                              389,025
         9,400            Pinnacle West Capital Corp.                                                          414,352
         7,100            Progress Energy, Inc.                                                                317,725
                               TOTAL                                                                          2,329,215
                               TOTAL COMMON STOCKS (IDENTIFIED COST $50,400,000)                             57,198,534

                          REPURCHASE AGREEMENTS--20.8%
  $    4,952,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                          9/30/2005, under which Bank of America N.A. will repurchase a U.S.
                          Government Agency security with a maturity of 9/1/2035 for
                          $1,500,487,500 on 10/3/2005.  The market value of the underlying
                          security at the end of the period was $1,530,000,001                                4,952,000
       8,161,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                          9/30/2005, under which Bear Stearns and Co., Inc. will repurchase U.S.
                          Government Agency securities with various maturities to 10/25/2035 for
                          $1,500,487,500 on 10/3/2005.  The market value of the underlying securities at the end of the period was $1,538,425,316 (held as
                          collateral for securities lending)                                                  8,161,000
                               TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                               13,113,000
                               TOTAL INVESTMENTS - 111.3%
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $63,513,000 )(2)                                             70,311,534
                               OTHER ASSETS AND LIABILITIES - NET - (11.3)%                                  (7,141,209)
                               TOTAL NET ASSETS - 100%                                                 $     63,170,325

================================================================================
        1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of                           Market Value
           Securities Loaned                         of Collateral
           $7,924,291                                $8,161,000
           ---------------------------------------------------------------------
        2 At September 30, 2005, the cost of investments for federal tax purposes was $63,513,000. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $6,798,534. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,516,089 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,717,555.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.



Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt









FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

        Principal
         Amount                                                                                              Value

                           U.S. TREASURY OBLIGATIONS--18.5%
  $     1,500,000     (1)  United States Treasury Bonds, 5.375%, 2/15/2031                             $   1,681,331
        1,000,000          United States Treasury Bonds, 6.000%, 2/15/2026                                 1,180,000
        1,700,000          United States Treasury Bonds, 6.125%, 11/15/2027                                2,052,620
        2,800,000          United States Treasury Bonds, 6.250%, 8/15/2023                                 3,349,166
        3,000,000          United States Treasury Bonds, 7.250%, 5/15/2016                                 3,712,553
         370,000           United States Treasury Bonds, 7.500%, 11/15/2024                                 504,091
        3,050,000          United States Treasury Bonds, 7.625%, 2/15/2025                                 4,211,785
        1,100,000          United States Treasury Bonds, 8.000%, 11/15/2021                                1,523,256
       18,000,000     (1)  United States Treasury Notes, 3.000%, 12/31/2006 - 2/15/2008                   17,674,377
        6,000,000     (1)  United States Treasury Notes, 3.125%, 1/31/2007                                 5,919,838
        3,100,000     (1)  United States Treasury Notes, 3.375%, 10/15/2009                                3,004,882
        7,500,000     (1)  United States Treasury Notes, 4.000%, 4/15/2010                                 7,431,152
        5,076,000     (1)  United States Treasury Notes, 5.625%, 5/15/2008                                 5,255,547
        3,800,000     (1)  United States Treasury Notes, 5.750%, 11/15/2005                                3,809,672
       10,231,700     (1)  United States Treasury Inflation Protected Note, 1.625%, 1/15/2015             10,114,520
                                TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $70,497,354)             71,424,790

                           GOVERNMENT AGENCIES--12.7%
        7,300,000          Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028                       7,730,866
        1,245,000          Federal Farm Credit System, 6.000%, 6/11/2008                                   1,291,102
        7,000,000          Federal Home Loan Bank System, 3.125%, 8/15/2007                                6,828,703
        3,100,000          Federal Home Loan Bank System, 3.750%, 8/18/2009                                3,020,880
        1,000,000          Federal Home Loan Bank System, 3.875%, 6/8/2007                                  990,458
        4,000,000          Federal Home Loan Bank System, 5.250%, 8/15/2006                                4,032,160
         750,000           Federal Home Loan Bank System, 6.185%, 5/6/2008                                  779,947
        3,300,000          Federal Home Loan Bank System, 6.500%, 11/15/2005                               3,311,306
        1,000,000          Federal Home Loan Bank System, 6.750%, 8/15/2007                                1,040,046
        1,100,000          Federal Home Loan Bank System, 7.125%, 2/15/2030                                1,427,668
         72,000            Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029                              90,005
        1,500,000          Federal National Mortgage Association, 6.000%, 5/15/2008                        1,558,023
        4,000,000          Tennessee Valley Authority, 5.375%, 11/13/2008                                  4,109,476
        1,000,000          Tennessee Valley Authority, 5.625%, 1/18/2011                                   1,049,304
       10,700,000          Tennessee Valley Authority, 6.000%, 3/15/2013                                  11,620,679
                                TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $48,390,618)                   48,880,623

                           MORTGAGE-BACKED SECURITIES--62.0%
                           Federal Home Loan Mortgage Corp.--28.1%
       15,057,287          Federal Home Loan Mortgage Corp., 4.500%, 10/1/2018 - 6/1/2019                 14,763,082
       25,600,336          Federal Home Loan Mortgage Corp., 5.000%, 8/1/2018 - 5/1/2034                  25,279,949
       49,715,660          Federal Home Loan Mortgage Corp., 5.500%, 8/1/2033 - 10/1/2035                 49,758,201
        4,932,381          Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2035                   5,031,614
        9,726,751          Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 9/1/2032                  10,045,993
        2,879,615          Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032                   3,011,409
         344,108           Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031                    365,252
         43,986            Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030                               47,560
         22,825            Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025                    25,048
                                TOTAL                                                                     108,328,108
                           Federal National Mortgage Association--28.2%
       10,326,856          Federal National Mortgage Association, 4.500%, 6/1/2019 - 7/1/2020             10,115,651
       35,993,669          Federal National Mortgage Association, 5.000%, 2/1/2018 - 11/1/2034            35,502,238
       32,652,215          Federal National Mortgage Association, 5.500%, 5/1/2018 - 8/1/2035             32,871,422
       25,859,837          Federal National Mortgage Association, 6.000%, 5/1/2014 - 7/1/2035             26,348,267
        1,613,815          Federal National Mortgage Association, 6.500%, 6/1/2029 - 4/1/2032              1,665,526
        2,069,038          Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032              2,167,301
         196,981           Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031               208,438
         42,233            Federal National Mortgage Association, 8.000%, 7/1/2030                          45,420
                                TOTAL                                                                     108,924,263
                           Government National Mortgage Association--5.7%
        5,198,350          Government National Mortgage Association, 5.000%, 7/15/2034                     5,159,287
        6,707,797          Government National Mortgage Association, 5.500%, 1/15/2033 -
                           5/20/2035                                                                       6,768,276
        5,678,169          Government National Mortgage Association, 6.000%, 4/15/2032 -
                           5/15/2035                                                                       5,824,334
        3,803,309          Government National Mortgage Association, 6.500%, 12/15/2023 -
                           5/15/2032                                                                       3,966,930
         178,191           Government National Mortgage Association, 7.500%, 10/15/2026 -
                           3/20/2030                                                                        189,641
         196,760           Government National Mortgage Association, 8.000%, 12/15/2029 -
                           4/15/2030                                                                        211,479
         65,774            Government National Mortgage Association, 9.500%, 11/15/2016                     71,926
                                TOTAL                                                                     22,191,873
                                TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST                          39,444,244
                                $238,943,061)                                                             2

                           COLLATERALIZED MORTGAGE OBLIGATIONS--3.4%
        1,304,957          Chase Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034             1,313,237
        4,570,334          First Horizon Mortgage Pass-Through Trust 2004-AR6 4A1, 5.592%,
                           11/25/2034                                                                      4,598,187
        2,428,437          Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%,
                           9/25/2033                                                                       2,406,827
        2,289,449          Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1,
                           5.500%, 12/25/2033                                                              2,269,055
        2,460,038          Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1,
                           4.630%, 1/25/2035                                                               2,427,861
                                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST                 3,015,167
                                $13,066,924)                                                              1

                           ADJUSTABLE-RATE MORTGAGES--2.3%
        3,245,264          Federal National Mortgage Association ARM, 4.431%, 5/1/2034                     3,191,211
        3,274,047          Federal National Mortgage Association ARM, 4.996%, 7/1/2035                     3,258,666
        2,697,474          Federal National Mortgage Association ARM, 5.022%, 5/1/2035                     2,684,828
                                TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $9,243,603)               9,134,705

                           REPURCHASE AGREEMENTS--17.2%
        9,645,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                           9/30/2005, under which Bank of America N.A. will repurchase a U.S.
                           Government Agency security with a maturity of 9/1/2035 for
                           $1,500,487,500 on 10/3/2005.  The market value of the underlying
                           security at the end of the period was $1,530,000,001                            9,645,000
       36,736,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated              6,736,000
                           9/30/2005, under which Bear Stearns and Co., Inc. will repurchase
                           U.S. Government Agency securities with various maturities to
                           10/25/2035 for $1,500,487,500 on 10/3/2005.  The market value of the underlying securities at the end of the period was
                           $1,538,425,316 (held as collateral for securities lending)                     3
       20,000,000          Interest in $1,300,000,000 joint repurchase agreement 3.90%, dated              0,000,000
                           9/30/2005, under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various
                           maturities to 9/1/2035 for $1,300,422,500 on 10/3/2005.  The market value of the underlying securities at the end of the period
                           was $1,334,858,520 (held as collateral for securities lending)                 2
                                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                           66,381,000
                                TOTAL INVESTMENTS---116.1%                                                 48,280,529
                           ===================================================================
                                 (IDENTIFIED COST $446,522,560)(2)                                        4
                                OTHER ASSETS AND LIABILITIES--NET--(16.1)%                                  (62,103,686)
                                TOTAL NET ASSETS---100%                                                $  386,176,843

================================================================================

        1 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of September 30, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of                   Market Value
           Securities Loaned                 of Collateral
           $42,753,165                       $56,736,000


        2 At September 30, 2005, the cost of investments for federal tax purposes was $446,522,560. The net unrealized appreciation of investments for federal tax purposes was $1,757,969. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,744,785 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,986,816.


Note:         The categories of investments are shown as a percentage of total net assets at September 30, 2005.



Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

ARM               --Adjustable-Rate Mortgage






FEDERATED HIGH INCOME BOND FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

        Principal
        Amount or
          Shares                                                                                                Value

                           CORPORATE BONDS--96.6%
                           Aerospace / Defense--1.7%
  $      825,000           Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011                  $       872,437
         675,000           Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                                          718,875
         325,000      (4)  Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                      227
         375,000           K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                             380,625
        2,200,000          L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                         2,189,000
         225,000           Standard Aero Holdings, Inc., Sr. Sub. Note, Series WI, 8.25%, 9/1/2014             218,812
        1,125,000          TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                                  1,184,062
                                TOTAL                                                                         5,564,038
                           Automotive--5.4%
        1,100,000          Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                         948,750
        1,275,000          Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                1,077,375
        2,975,000          Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                     2,335,375
        2,300,000          General Motors Acceptance Corp., 6.875%, 9/15/2011                                 2,094,578
        3,150,000          General Motors Acceptance Corp., 8.00%, 11/1/2031                                  2,757,356
         825,000           General Motors Corp., Note, 7.125%, 7/15/2013                                       707,437
        1,950,000          General Motors Corp., Note, 8.375%, 7/15/2033                                      1,530,750
         925,000           Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                   920,375
         625,000      (3)  Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015                       340,625
        1,075,000          Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                              1,144,875
         300,000           TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                   327,000
        1,404,000          TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                             1,590,030
        1,050,000          Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                        1,063,125
        1,250,000          United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                          1,250,000
                                TOTAL                                                                        18,087,651
                           Building Materials--3.4%
        1,175,000     (3)  AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014                              593,375
         725,000           Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012                     705,062
        1,125,000   (1,)(2)Builders Firstsource, Inc., Floating Rate Note - Sr. Secured Note,
                           8.04%, 2/15/2012                                                                   1,141,875
        1,100,000          Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%,
                           2/15/2010                                                                          1,067,000
        1,050,000          ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                         1,097,250
         475,000    (1,)(2)Goodman Global Holdings, Inc., Floating Rate Note, 6.41%, 6/15/2012                 466,687
        1,175,000   (1,)(2)Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                   1,069,250
         350,000           Legrand SA, Sr. Note, 10.50%, 2/15/2013                                             402,500
         700,000           Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                       728,000
        2,025,000     (3)  Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                            1,427,625
        1,250,000     (3)  Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                           706,250
         500,000           Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                               462,500
         375,000           Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                           316,875
         225,000     (1,2) Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                  235,125
         750,000           U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                757,500
                                TOTAL                                                                        11,176,874
                           Chemicals--6.4%
         825,000    (1,)(2)Aventine Renewable Energy Holdings, Inc., Floating Rate Note - Sr.
                           Secured Note, 9.87%, 12/15/2011                                                     862,125
        1,450,000   (1,)(2)Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                        1,479,000
         950,000           Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011                     1,035,500
        1,200,000     (3)  Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%,
                           6/1/2013                                                                           1,008,000
         875,000      (3)  Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%,
                           12/15/2012                                                                          774,375
        1,861,000     (3)  Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014                           1,312,005
         959,000           Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                              1,071,682
        1,375,000          Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                 1,485,000
         700,000           Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                   731,500
         725,000           Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010                815,625
         850,000           Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                        878,687
        1,075,000   (1,)(2)Invista, Unit, 9.25%, 5/1/2012                                                     1,177,125
         775,000           Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                   860,250
         375,000           Lyondell Chemical Co., Sr. Secd. Note, 10.50%, 6/1/2013                             425,625
        1,075,000          Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                           1,131,437
        1,075,000          Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                            1,112,625
         664,000      (3)  Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                        493,020
        1,250,000          Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                       1,289,062
        1,000,000   (1,)(2)Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                           982,500
         550,000    (1,)(2)PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                                           536,250
        1,025,000          Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                                     907,125
         650,000           Union Carbide Corp., Deb., 7.50%, 6/1/2025                                          697,040
         325,000           Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                     357,859
                                TOTAL                                                                        21,423,417
                           Construction Machinery--0.8%
        1,350,000          Case New Holland, Sr. Note, 9.25%, 8/1/2011                                        1,434,375
         975,000      (4)  Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                            0
         200,000           Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010                           219,500
         650,000           NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                           711,750
         350,000           NationsRent, Inc., Company Guarantee, 9.50%, 5/1/2015                               365,750
                                TOTAL                                                                         2,731,375
                           Consumer Products--4.6%
        1,225,000   (1,2,3)AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                        888,125
         775,000           Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                      829,250
         350,000           American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                          355,250
        1,275,000          Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                           1,000,875
         550,000           Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                           539,000
         200,000      (4)  Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                      0
         250,000      (4)  Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                               0
        2,275,000     (3)  Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                          1,649,375
        1,200,000          Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                 1,218,000
         175,000           K2, Inc., Sr. Note, 7.375%, 7/1/2014                                                175,875
         575,000           Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                              494,500
        1,425,000          Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                        1,494,469
         875,000           Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                 883,750
        1,275,000   (1,2,3)Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014                                   682,125
         675,000           Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014                                       624,375
        1,825,000          Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                             1,651,625
         600,000           Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                      657,000
        1,500,000          True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                         1,402,500
         830,000           WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                         898,475
                                TOTAL                                                                        15,444,569
                           Energy--1.5%
        1,300,000          Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009                                1,397,500
         275,000    (1,)(2)Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%, 8/15/2015                            279,125
         325,000           Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%,
                           6/1/2011                                                                            346,125
         800,000    (1,)(2)Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017                                815,000
         525,000           Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                             531,562
         350,000           Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                             372,750
        1,200,000          Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012                                  1,302,000
                                TOTAL                                                                         5,044,062
                           Entertainment--2.5%
         200,000           AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                             177,000
        1,475,000          AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                           1,427,062
         750,000           Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                        778,125
        2,200,000     (3)  Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                 1,551,000
        1,175,000          Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                       1,208,781
        1,500,000          Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014                 1,466,250
        1,300,000          Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010               1,475,500
         350,000           Universal City Florida Holding Co., Floating Rate Note, 8.44313%,
                           5/1/2010                                                                            364,875
                                TOTAL                                                                         8,448,593
                           Environmental--1.1%
        1,833,000          Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%,
                           9/1/2012                                                                           1,993,387
         750,000           Allied Waste North America, Inc., Sr. Secd. Note, 6.125%, 2/15/2014                 705,000
         750,000    (1,)(2)Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                              843,750
                                TOTAL                                                                         3,542,137
                           Financial Institutions--0.3%
        1,050,000   (1,)(2)American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013              1,055,250
                           Food & Beverage--6.0%
        2,150,000     (3)  ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                          1,655,500
         413,000           Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008                         424,357
        1,125,000          American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010                 1,203,750
        1,025,000          B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                               1,042,937
         950,000           Constellation Brands, Inc., Company Guarantee, Series B, 8.00%,
                           2/15/2008                                                                          1,002,250
        1,075,000   (1,)(2)Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                   1,085,750
         625,000           Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012                                  675,000
        1,000,000          Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010                               1,000,000
         525,000           Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                           412,125
         250,000           Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014                                        283,750
        1,300,000          Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                              1,334,125
         875,000           National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011                         912,187
        1,150,000          Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                               1,190,250
         500,000           Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011                                  540,000
         875,000           Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                             966,875
        1,425,000     (3)  Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                         1,104,375
        1,775,000          Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                     1,872,625
         450,000           Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008                            468,000
         575,000           Swift & Co., Sr. Note, 10.125%, 10/1/2009                                           621,719
         625,000           Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                                        684,375
        1,500,000     (3)  UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012                             1,282,500
                                TOTAL                                                                        19,762,450
                           Gaming--4.9%
         950,000           155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                             926,250
         300,000           Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012                                 316,875
        1,325,000          Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                 1,434,312
         225,000    (1,)(2)CCM Merger, Inc., Note, 8.00%, 8/1/2013                                             228,094
         350,000           Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                               351,312
         725,000           Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012                    772,125
         950,000    (1,)(2)Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015                         925,062
         375,000    (1,)(2)MGM Mirage, Sr. Note, 6.625%, 7/15/2015                                             372,656
         625,000           MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                         675,000
        1,550,000          MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                                         1,658,500
        1,050,000          MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010               1,139,250
         500,000           Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                            526,440
         475,000           Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010                      472,625
        1,175,000          Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                             1,269,000
        1,134,000          Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                            1,255,905
        2,025,000          Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                   2,212,312
         450,000           Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                          443,250
         275,000    (1,)(2)San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013              278,094
         275,000           Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                    276,031
         850,000           Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                               854,250
                                TOTAL                                                                        16,387,343
                           Healthcare--6.1%
         450,000    (1,)(2)AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                488,250
        1,700,000          AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                               1,776,500
         525,000           Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                       511,875
        3,050,000     (3)  CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                           1,753,750
         675,000           Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                          710,437
         400,000           DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015                                       407,500
        1,250,000   (1,)(2)Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015             1,259,375
        1,375,000          HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                             1,367,233
        2,175,000          HCA, Inc., Sr. Note, 6.75%, 7/15/2013                                              2,223,944
        1,175,000          HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                              1,178,163
        1,250,000          HCA, Inc., Sr. Note, 7.875%, 2/1/2011                                              1,346,036
           293             Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008                309
        1,250,000          Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012               1,362,500
        1,075,000   (1,)(2)National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012                            1,128,750
         475,000    (1,)(2)Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                        492,812
         750,000           Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012               806,250
         675,000           Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                                      708,750
         425,000    (1,)(2)Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015                                   431,375
         350,000           VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                            342,562
         575,000           Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                        615,250
        1,225,000          Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                     1,237,250
                                TOTAL                                                                        20,148,871
                           Industrial - Other--6.2%
        1,375,000          ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                 1,306,250
        1,200,000          Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                                       1,206,000
         575,000    (1,)(2)American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                        526,125
         750,000    (1,)(2)Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                               821,250
        1,475,000          Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                        1,570,875
         775,000           Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012                                    686,844
         725,000           Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                768,500
         950,000           Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                              964,250
         747,000           Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011                            840,375
        1,700,000   (1,)(2)Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                           1,674,500
         850,000           Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                905,250
         871,853           NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012                                        884,931
        1,300,000   (1,)(2)Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                    1,443,000
         833,333    (1,)(2)Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013                                      845,833
        1,300,000          Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011               1,400,750
         775,000    (1,)(2)Panolam Industries International, Inc., Sr. Sub. Note, 10.75%,
                           10/1/2013                                                                           769,187
        1,150,000          Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                              1,265,000
         150,000    (1,)(2)Safety Products Holdings, Inc., Sr. Note, 11.75%, 1/1/2012                          152,250
        1,200,000          Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                   1,110,000
        1,150,000          Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                      1,167,250
         450,000           Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                           461,250
                                TOTAL                                                                        20,769,670
                           Lodging--1.3%
         750,000           Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                              729,375
          99,000           HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008                          100,732
        1,675,000          Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                  1,718,969
         625,000           Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                             687,500
        1,000,000          Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010                           1,087,500
                                TOTAL                                                                         4,324,076
                           Media - Cable--3.4%
        1,075,000          CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                   1,109,937
         925,000           CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009                                     936,562
         625,000           Cablevision Systems Corp., Sr. Note, Series WI, 8.00%, 4/15/2012                    609,375
         925,000           Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%,
                           4/1/2011                                                                            672,937
         700,000           Charter Communications Holdings Capital Corp., Sr. Note, 10.00%,
                           5/15/2011                                                                           511,000
        2,350,000          Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                    2,420,500
        1,550,000   (1,)(2)Iesy Repository Gmbh, Sr. Note, 10.375%, 2/15/2015                                 1,646,875
        2,350,000   (1,)(2)Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                2,608,500
         400,000           Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                     425,500
         450,000    (1,)(2)Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                        448,875
                                TOTAL                                                                        11,390,061
                           Media - Non-Cable--9.9%
        1,350,000          Advanstar Communications, Company Guarantee, Series B, 12.00%,
                           2/15/2011                                                                          1,447,875
         775,000      (3)  Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011                  806,000
        1,068,658          Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                          999,195
         675,000           Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                               678,375
         625,000           American Media Operations, Inc., Company Guarantee, Series B, 10.25%,
                           5/1/2009                                                                            610,937
         450,000           American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011                   400,500
        1,600,000          CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                     1,636,000
         450,000    (1,)(2)DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                   448,875
        1,251,000          DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                  1,371,409
        1,126,000          Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012                         1,323,050
        2,022,000          Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                     2,241,893
        1,425,000     (3)  Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                1,129,313
        1,800,000          Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008                                     1,784,250
         375,000           Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                     373,125
         550,000           Emmis Communications, Corp., Floating Rate Note - Sr. Note, 9.745%,
                           6/15/2012                                                                           556,875
        1,700,000     (3)  Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                         1,292,000
         800,000    (1,)(2)Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015                                  820,000
         475,000    (1,)(2)Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                 485,688
         725,000           Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                   761,250
         925,000      (3)  NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                           686,813
         500,000           Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                           472,500
         812,000           PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                          860,720
        3,075,000     (3)  PanAmSat Holding Corp., Discount Bond, 0/10.375%, 11/1/2014                        2,137,125
         850,000           Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                                         894,625
        1,400,000          R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                   1,578,500
        1,000,000   (1,)(2)Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                    1,135,000
         800,000           Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%,
                           3/1/2011                                                                            816,000
        1,750,000          Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009                               1,728,125
        1,700,000   (1,)(2)WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                 1,653,250
         894,000      (3)  Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011                                 911,880
         650,000           Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                                         715,000
         160,819           Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009                165,845
                                TOTAL                                                                        32,921,993
                           Metals & Mining--1.0%
         425,000           Aleris International, Inc., Sr. Note, 9.00%, 11/15/2014                             450,500
        1,075,000          Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                    1,190,563
         925,000    (1,)(2)Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                                           878,750
         625,000      (4)  Republic Technologies International, Inc., Company Guarantee, 13.75%,
                           7/15/2009                                                                              0
         818,000           United States Steel Corp., Sr. Note, 9.75%, 5/15/2010                               901,845
                                TOTAL                                                                         3,421,658
                           Packaging--1.7%
        1,300,000          Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                         1,404,000
         525,000           Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012                                  525,000
        1,125,000          Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                              1,212,188
         300,000           Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010                       144,000
         625,000           Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%,
                           5/15/2013                                                                           653,125
        1,000,000          Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014                    970,000
         550,000           Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                                    566,500
         141,585     (1,4) Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                    66,262
                                TOTAL                                                                         5,541,075
                           Paper--3.9%
         575,000           Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                              567,813
         325,000           Boise Cascade LLC, Floating Rate Note - Sr. Note, 6.47375%, 10/15/2012              324,188
         475,000           Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014                                452,438
        4,150,000          Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013                                  4,648,000
        1,400,000          Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013             1,323,000
         400,000           Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013                         362,000
         700,000           Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                        661,500
        1,150,000          MDP Acquisitions PLC, 9.625%, 10/1/2012                                            1,161,500
        1,425,000          Mercer International, Inc., 9.25%, 2/15/2013                                       1,218,375
        1,175,000          NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                     1,028,125
         525,000           Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                                    535,500
        1,100,000          Tembec Industries, Inc., 8.50%, 2/1/2011                                            723,250
                                TOTAL                                                                        13,005,689
                           Restaurants--0.6%
         650,000           Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011                                      685,750
        1,275,000          Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%,
                           12/15/2014                                                                         1,217,625
                                TOTAL                                                                         1,903,375
                           Retailers--2.0%
        1,375,000          Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                      1,423,125
         972,000           FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                          979,290
         575,000           General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                           493,063
        1,000,000          Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011                        1,020,000
        1,509,000          Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                     1,784,393
         950,000           Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010                                    973,750
                                TOTAL                                                                         6,673,621
                           Services--1.0%
         195,000           CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010                               215,963
        1,100,000          Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                            1,188,000
         975,000    (1,)(2)HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013                      912,844
         700,000    (1,)(2)Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013             722,376
         275,000           The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009                309,375
                                TOTAL                                                                         3,348,558
                           Technology--4.1%
         275,000    (1,)(2)Activant Solutions, Inc., Floating Rate Note, 9.50438%, 4/1/2010                    281,875
        1,150,000          Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011                              1,207,500
         825,000           Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                             775,500
         825,000           Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                          882,750
         475,000           MagnaChip Semiconductor S.A., Sr. Sub. Note, Series WI, 8.00%,
                           12/15/2014                                                                          439,375
        1,075,000          Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                        1,134,125
         875,000    (1,)(2)Smart Modular Technologies, Inc., Sr. Note, 9.00438%, 4/1/2012                      896,875
        1,425,000   (1,)(2)SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013                            1,483,781
        1,150,000   (1,)(2)SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015                       1,170,125
         650,000           Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                      697,125
        1,600,000          UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                         1,760,000
         925,000           Unisys Corp., Sr. Note, 6.875%, 3/15/2010                                           897,250
        1,900,000          Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                            2,137,500
                                TOTAL                                                                        13,763,781
                           Textile--0.5%
         275,000           GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                         251,625
         350,000           Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                               369,250
         775,000           Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                    840,875
                                TOTAL                                                                         1,461,750
                           Tobacco--0.4%
        1,375,000   (1,)(2)Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008                  1,450,625
                           Transportation--0.6%
         700,000      (4)  AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                       0
         800,000           Stena AB, Sr. Note, 7.50%, 11/1/2013                                                782,000
        1,200,000          Stena AB, Sr. Note, 9.625%, 12/1/2012                                              1,308,000
         800,000      (4)  The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                              0
                                TOTAL                                                                         2,090,000
                           Utility - Electric--3.7%
        1,525,000          Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011                            1,814,750
         438,255    (1,)(2)FPL Energy National Wind, Note, 6.125%, 3/25/2019                                   433,533
         663,000           NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013                                 709,410
         100,000           Nevada Power Co., 6.50%, 4/15/2012                                                  104,250
         500,000           Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                            495,328
        1,202,000          Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013                          1,340,984
         275,000           Northwestern Corp., Note, 5.875%, 11/1/2014                                         279,190
        1,700,000          PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                  1,895,500
         375,000           Reliant Energy, Inc., Sr. Secd. Note, 6.75%, 12/15/2014                             370,313
         650,000           Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010                           708,500
        1,225,000          Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013                          1,359,750
         675,000    (1,)(2)Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017                                680,063
         300,000    (1,)(2)TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                        315,750
        1,775,000   (1,)(2)Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014                                      1,814,938
                                TOTAL                                                                        12,322,259
                           Utility - Natural Gas--4.4%
         250,000           ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                                       271,477
        1,675,000          El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                           1,687,563
        1,150,000          El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                         1,173,000
        1,450,000          El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                 1,522,500
        1,400,000   (1,)(2)Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                1,393,000
         575,000    (1,)(2)Inergy LP, Sr. Note, 6.875%, 12/15/2014                                             552,000
         200,000    (1,)(2)Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                              201,500
         950,000           Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                             990,375
         650,000           Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                     665,462
        1,800,000          Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                    2,065,293
         375,000           Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                   406,013
        1,125,000          Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                       1,317,656
        1,325,000          Williams Cos., Inc., Note, 7.625%, 7/15/2019                                       1,440,938
         775,000           Williams Cos., Inc., Note, 7.875%, 9/1/2021                                         856,375
                                TOTAL                                                                        14,543,152
                           Wireless Communications--2.0%
         550,000      (3)  Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012                         453,750
         130,000           Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012                                   134,550
         475,000           New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                           494,000
        1,250,000          Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                  1,343,750
        1,050,000          Rogers Wireless, Inc., 6.375%, 3/1/2014                                            1,060,500
         475,000           Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 6.995%,
                           12/15/2010                                                                          497,563
         225,000           Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                            239,063
         225,000           Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                             243,563
         900,000           Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                             955,125
         900,000           US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                1,039,500
                                TOTAL                                                                         6,461,364
                           Wireline Communications--5.2%
        3,000,000          AT&T Corp., Sr. Note, 9.75%, 11/15/2031                                            3,813,750
         631,000           Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%,
                           8/15/2011                                                                           692,523
        1,300,000          Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013                         1,387,750
         700,000           Citizens Communications Co., 9.00%, 8/15/2031                                       713,125
         750,000           Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013                             723,750
        1,575,000          MCI, Inc., Sr. Note, 8.735%, 5/1/2014                                              1,760,063
        3,925,000          Qwest Corp., Note, 8.875%, 3/15/2012                                               4,307,688
        2,575,000          Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010                            2,961,250
         950,000           Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                    926,250
                                TOTAL                                                                        17,286,149
                                TOTAL CORPORATE BONDS (IDENTIFIED COST $320,531,405)                         321,495,486

                           PREFERRED STOCKS--0.2%
                           Media - Non-Cable--0.0%
            42             Ziff Davis Media, Inc., PIK Pfd., Series E-1                                        25,305
                           Retailers--0.2%
          1,100            General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A           816,750
                                TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,106,600)                            842,055

                           COMMON STOCKS & WARRANTS--0.4%
                           Chemicals--0.0%
           332        (4)  General Chemical Industrial Products, Inc.                                          105,885
           192        (4)  General Chemical Industrial Products, Inc., Warrants                                23,712
           142        (4)  General Chemical Industrial Products, Inc., Warrants                                   0
                                TOTAL                                                                          129,597
                           Consumer Products--0.1%
           580      (1,)(4)Sleepmaster LLC                                                                     326,975
                           Food & Beverage--0.1%
          26,415           B&G Foods, Inc.                                                                     334,150
                           Industrial - Other--0.1%
         156,932    (1)(,4)ACP Holdings Corp., Warrants                                                        309,941
                           Media - Cable--0.1%
          2,922       (4)  NTL, Inc.                                                                           195,190
                           Media - Non-Cable--0.0%
           425      (1,)(4)Advanstar, Inc., Warrants                                                              4
           850        (4)  XM Satellite Radio, Inc., Warrants                                                  68,850
          7,700       (4)  Ziff Davis Media, Inc., Warrants                                                      770
                                TOTAL                                                                          69,624
                           Metals & Mining--0.0%
           625      (1,)(4)Republic Technologies International, Inc., Warrants                                    0
          23,013      (4)  Royal Oak Mines, Inc.                                                                 81
                                TOTAL                                                                            81
                           Other--0.0%
            71       (1,4) CVC Claims Litigation LLC                                                              0
                           Packaging--0.0%
           650      (1)(,4)Pliant Corp., Warrants                                                                 1
          15,500     (1,4) Russell Stanley Holdings, Inc.                                                         0
                                TOTAL                                                                             1
                           Paper--0.0%
           450      (1)(,4)MDP Acquisitions PLC, Warrants                                                       9,225
                           Wireline Communications--0.0%
          7,366       (4)  Viatel Holding (Bermuda) Ltd.                                                         22
                                TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $4,766,162)                   1,374,806

                           REPURCHASE AGREEMENT--0.7%
  $     2,193,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                           9/30/2005, under which Bank of America N.A. will repurchase a U.S.
                           Government Agency security with a maturity of 9/1/2035 for
                           $1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was $1,530,000,001 (AT AMORTIZED
                           COST)                                                                              2,193,000
                                TOTAL INVESTMENTS --- 97.9%
                                (IDENTIFIED COST $328,597,167)(5)                                            325,905,347
                                OTHER ASSETS AND LIABILITIES --- NET --- 2.1%                                 7,064,877
                                TOTAL NET ASSETS --- 100%                                              $     332,970,224

================================================================================
        1 Denotes a restricted security, including securities purchased under Rule 144A of Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $48,583,181 which represents 14.6% of total net assets.
        2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"). At September 30, 2005, these securities amounted to $47,870,773 which represents 14.4% of total net assets.
        3  Denotes a zero coupon bond with effective rate at time of purchase.
        4  Non-income producing security.
        5 At September 30, 2005, the cost of investments for federal tax purposes was to $329,690,425. The net unrealized depreciation of investments for federal tax purposes was $3,785,078. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,940,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,725,771.

     Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

          Investment Valuation
      The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.




         Restricted Securities


Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2005 is as follows:
Security                             Acquisition Date           Acquisition Cost

Russell Stanley Holdings, Inc.,      2/5/1999-5/15/2005             $763,088
Sr. Sub. Note, 9.00%, 11/30/2008

Sleepmaster LLC                      12/13/1999-3/7/2002            $517,718

ACP Holdings Corp. Warrants          9/24/2003                      $156,932

Advanstar Inc. Warrants              2/14/2001                       $34,923

Republic Technologies                8/6/1999-12/28/2001                  $0
International, Inc. Warrants

CVC Claims Litigation LLC            3/26/1997-6/18/1997            $590,616

Pliant Corp., Warrants               5/25/2000                       $23,653

Russell Stanley Holdings, Inc.       2/5/1999-12/28/2001              $1,250

MDP Acquisitions PLC, Warrants       9/23/2002                            $0



     The following acronyms are used throughout this portfolio:

    GTD          --Guaranteed
    PIK          --Payment in Kind






FEDERATED INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

      Shares or                                                                                               Value in
   Principal Amount                                                                                         U.S. Dollars

                           COMMON STOCKS--99.3%

                           BRAZIL--1.4%
                           Energy--1.4%
        11,900             Petroleo Brasileiro SA, ADR                                                 $       758,625

                           CANADA--2.3%
                           Energy--0.5%
        6,000              Talisman Energy, Inc.                                                               293,574
                           Materials--1.8%
        56,700             Placer Dome, Inc.                                                                   972,405
                                TOTAL CANADA                                                                  1,265,979

                           CHINA--0.8%
                           Energy--0.8%
       520,000             PetroChina Co. Ltd.                                                                 434,243

                           FINLAND--2.0%
                           Technology Hardware & Equipment--2.0%
        65,500             Nokia Oyj                                                                          1,104,147

                           FRANCE--8.4%
                           Banks--1.0%
        7,240              BNP Paribas SA                                                                      550,635
                           Energy--1.6%
        14,600             Technip SA                                                                          867,284
                           Insurance--1.3%
        26,800             AXA                                                                                 736,559
                           Pharmaceuticals & Biotechnology--3.2%
        21,600             Sanofi-Aventis                                                                     1,786,917
                           Telecommunication Services--1.3%
        24,900             France Telecommunications                                                           715,795
                                TOTAL FRANCE                                                                  4,657,190

                           GERMANY, FEDERAL REPUBLIC OF--5.7%
                           Capital Goods--2.1%
        15,000             Siemens AG                                                                         1,155,846
                           Food & Staples Retailing--0.9%
        10,100             Metro AG                                                                            497,594
                           Insurance--1.6%
        6,610              Allianz AG                                                                          892,753
                           Pharmaceuticals & Biotechnology--1.1%
        10,300             Schering AG                                                                         652,139
                                TOTAL GERMANY, FEDERAL REPUBLIC OF                                            3,198,332

                           GREECE--1.3%
                           Telecommunication Services--1.3%
        37,760             Hellenic Telecommunication Organization SA                                          752,677

                           HONG KONG--1.2%
                           Real Estate--1.2%
        65,000             Sun Hung Kai Properties                                                             672,695

                           HUNGARY--0.8%
                           Telecommunication Services--0.8%
        84,800             Magyar Telekom                                                                      436,937

                           ITALY--1.1%
                           Consumer Durables & Apparel--1.1%
        53,800             Bulgari SpA                                                                         605,677

                           JAPAN--26.0%
                           Automobiles & Components--1.1%
        12,900             Toyota Motor Corp.                                                                  595,268
                           Banks--7.9%
         159               Mitsubishi Tokyo Financial Group, Inc.                                             2,108,522
         260               Mizuho Financial Group, Inc.                                                       1,667,918
        75,000             Sumitomo Trust & Banking Co. Ltd.                                                   620,753
                                TOTAL                                                                         4,397,193
                           Capital Goods--1.1%
        4,600              SMC Corp.                                                                           616,015
                           Consumer Durables & Apparel--1.6%
        62,000             Sharp Corp.                                                                         902,364
                           Food & Staples Retailing--0.6%
        5,200              Sundrug Co. Ltd.                                                                    299,109
                           Food Beverage & Tobacco--2.4%
        15,400             Itoen Ltd.                                                                          722,191
          38               Japan Tobacco, Inc.                                                                 600,095
                                TOTAL                                                                         1,322,286
                           Healthcare Equipment & Services--1.6%
        27,800             Terumo Corp.                                                                        898,109
                           Materials--1.1%
        29,700             Japan Synth Rubber                                                                  618,798
                           Pharmaceuticals & Biotechnology--2.2%
        20,400             Takeda Pharmaceutical Co. Ltd.                                                     1,216,788
                           Retailing--2.0%
        32,300             Isetan Co.                                                                          517,834
        7,000              Nitori Co.                                                                          588,543
                                TOTAL                                                                         1,106,377
                           Semiconductors & Semiconductor Equipment--1.5%
        10,700             Advantest Corp.                                                                     830,121
                           Technology Hardware & Equipment--1.2%
       153,000             Toshiba Corp.                                                                       678,381
                           Telecommunication Services--1.7%
         195               Nippon Telegraph & Telephone Corp.                                                  964,715
                                TOTAL JAPAN                                                                  14,445,524

                           MEXICO--2.5%
                           Food Beverage & Tobacco--1.4%
        11,400             Fomento Economico Mexicano, SA de C.V., ADR                                         797,088
                           Media--1.1%
        8,100              Grupo Televisa S.A., GDR                                                            580,851
                                TOTAL MEXICO                                                                  1,377,939

                           NETHERLANDS--4.1%
                           Banks--1.5%
        34,600             ABN AMRO Holdings NV                                                                829,362
                           Diversified Financials--1.5%
        27,460             ING Groep N.V.                                                                      818,650
                           Semiconductors & Semiconductor Equipment--1.1%
        38,800        (1)  ASM Lithography Holding NV                                                          638,193
                                TOTAL NETHERLANDS                                                             2,286,205

                           SPAIN--1.3%
                           Energy--1.3%
        23,000             Repsol YPF SA                                                                       743,394

                           SWITZERLAND--8.5%
                           Food Beverage & Tobacco--1.9%
        3,500              Nestle SA                                                                          1,025,464
                           Pharmaceuticals & Biotechnology--6.6%
        40,780             Novartis AG                                                                        2,069,183
        11,700             Roche Holding AG                                                                   1,626,179
                                TOTAL                                                                         3,695,362
                                TOTAL SWITZERLAND                                                             4,720,826

                           TAIWAN, PROVINCE OF CHINA--1.8%
                           Semiconductors & Semiconductor Equipment--1.8%
       749,598             Nanya Technology Corp.                                                              468,702
        67,900             Taiwan Semiconductor Manufacturing Co., ADR                                         558,138
                                TOTAL TAIWAN, PROVINCE OF CHINA                                               1,026,840

                           UNITED KINGDOM--29.1%
                           Banks--2.8%
        59,800             Lloyds TSB Group PLC                                                                493,597
        38,070             Royal Bank of Scotland PLC, Edinburgh                                              1,081,316
                                TOTAL                                                                         1,574,913
                           Capital Goods--1.8%
        83,630             BAE Systems PLC                                                                     507,132
        30,000             Smiths Industries                                                                   507,809
                                TOTAL                                                                         1,014,941
                           Commercial Services & Supplies--2.4%
        92,080             Capita Group PLC                                                                    612,560
       336,200             Hays PLC                                                                            728,679
                                TOTAL                                                                         1,341,239
                           Consumer Services--0.7%
        29,700             InterContinental Hotels Group PLC                                                   375,599
                           Diversified Financials--0.8%
        72,000             Amvescap PLC                                                                        468,002
                           Energy--3.1%
        73,400             BP PLC                                                                              867,810
        25,700        (1)  Royal Dutch Shell PLC                                                               848,480
                                TOTAL                                                                         1,716,290
                           Food Beverage & Tobacco--3.9%
        33,500             British American Tobacco PLC                                                        705,800
       103,300             Diageo PLC                                                                         1,486,245
                                TOTAL                                                                         2,192,045
                           Materials--1.8%
        24,060             Rio Tinto PLC                                                                       986,633
                           Media--1.0%
       278,120             ITV PLC                                                                             554,531
                           Pharmaceuticals & Biotechnology--3.5%
        48,800             GlaxoSmithKline PLC                                                                1,242,910
        55,700        (1)  Shire Pharmaceuticals Group PLC                                                     679,893
                                TOTAL                                                                         1,922,803
                           Semiconductors & Semiconductor Equipment--1.4%
       379,100             ARM Holdings PLC                                                                    786,397
                           Software & Services--1.6%
        31,200        (1)  Amdocs Ltd.                                                                         865,176
                           Telecommunication Services--4.3%
       927,118             Vodafone Group PLC                                                                 2,414,473
                                TOTAL UNITED KINGDOM                                                         16,213,042

                           UNITED STATES--1.0%
                           Media--1.0%
        4,300         (1)  NTL, Inc.                                                                           287,240
        17,050             News Corp., Inc.                                                                    281,325
                                TOTAL UNITED STATES                                                            568,565
                                TOTAL COMMON STOCKS (IDENTIFIED COST $49,278,140)                            55,268,837

                           REPURCHASE AGREEMENT--0.8%
$      418,000             Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                           9/30/2005 under which Bank of America N.A. will repurchase a U.S.
                           Government Agency security with a maturity of 9/1/2035 for
                           $1,500,487,500 on 10/3/2005.  The market value of the underlying security at the end of the period was $1,530,000,001 (at amortized
                           cost)                                                                               418,000
                                TOTAL INVESTMENTS --- 100.1%
                                (IDENTIFIED COST $49,696,140)(2)                                             55,686,837
                                OTHER ASSETS AND LIABILITIES --- NET --- (0.1)%                               (54,675)
                                TOTAL NET ASSETS --- 100.0%                                            $     55,632,162

================================================================================

        1  Non-income producing security.
        2 At September 30, 2005, the cost of investments for federal tax purposes was $49,696,140. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $5,990,697. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,566,354 and net unrealized depreciation from investments for those securities having an excess of cost over value of $575,657.

     Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

     Investment Valuation
     Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

     The following acronyms are used throughout this portfolio:

    ADR          --American Depositary Receipt
    GDR          --Global Depositary Receipt







FEDERATED KAUFMANN FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

        Shares or
        Principal
         Amount                                                                                                 Value

                           COMMON STOCKS--74.1%
                           Consumer Discretionary--14.1%
          5,900      (1)   1-800-FLOWERS.COM, Inc.                                                     $       41,359
         76,050      (1)   Advance Auto Parts, Inc.                                                           2,941,614
          8,300      (1)   Bed Bath & Beyond, Inc.                                                             333,494
         12,975            Bharat Forge Ltd.                                                                   103,478
          3,700     (1,2)  Brillian Corp.                                                                      12,469
          1,300            Carnival Corp.                                                                      64,974
          2,300            Centex Corp.                                                                        148,534
         17,900      (1)   Central European Media Enterprises Ltd., Class A                                    945,299
         17,500      (1)   Clear Media Ltd.                                                                    15,692
          1,400      (1)   Concorde Career Colleges, Inc.                                                      21,490
          1,800            D. R. Horton, Inc.                                                                  65,196
          3,300      (1)   DSW, Inc., Class A                                                                  69,960
         17,900     (1,2)  Dick's Sporting Goods, Inc.                                                         538,969
          7,900            Domino's Pizza, Inc.                                                                184,228
         13,400      (1)   Earle M. Jorgensen Co.                                                              127,702
          9,000      (1)   Educate, Inc.                                                                       135,000
          4,250      (1)   Expedia, Inc.                                                                       84,193
          4,200      (1)   Garmin Ltd.                                                                         284,886
          2,300      (1)   Getty Images, Inc.                                                                  197,892
          4,600            Harley Davidson, Inc.                                                               222,824
          4,250     (1,2)  IAC Interactive Corp.                                                               107,738
         89,700            J.D. Wetherspoon PLC                                                                457,897
          9,000      (1)   Kohl's Corp.                                                                        451,620
          8,500      (1)   Lamar Advertising Co.                                                               385,560
          1,961      (1)   Liberty Global, Inc., Class A                                                       53,104
          1,961      (1)   Liberty Global, Inc., Class C                                                       50,496
          5,600      (1)   Lodgenet Entertainment                                                              82,488
          3,800      (1)   Maidenform Brands, Inc.                                                             52,250
          7,300      (1)   New York & Co.                                                                      119,720
          9,000            Orient-Express Hotel Ltd.                                                           255,780
         14,960      (1)   PETCO Animal Supplies, Inc.                                                         316,554
          1,600      (1)   Pantaloon Retail India Ltd.                                                         69,359
         77,700            PetSmart, Inc.                                                                     1,692,306
           250             SKY Perfect Communications, Inc.                                                    195,743
          2,000            Speedway Motorsports, Inc.                                                          72,660
          3,400      (1)   Stamps.com, Inc.                                                                    58,514
          3,600    (1)(,)(3Submarino SA                                                                        91,080
         11,000      (1)   Texas Roadhouse, Inc.                                                               163,900
          4,500      (1)   Timberland Co., Class A                                                             152,010
          2,200      (1)   TomTom NV                                                                           99,285
          5,230            USS Co. Ltd.                                                                        371,466
           100             Washington Post Co., Class B                                                        80,250
          8,000      (1)   Williams-Sonoma, Inc.                                                               306,800
                                TOTAL                                                                        12,225,833
                           Consumer Staples--1.5%
         15,700      (1)    Dean Foods Co.                                                                     610,102
         10,400      (1)    Shoppers Drug Mart Corp.                                                           367,690
          3,580      (1)    TreeHouse Foods, Inc.                                                              96,230
          1,600            Whole Foods Market, Inc.                                                            215,120
                                TOTAL                                                                         1,289,142
                           Energy--2.9%
          2,900      (2)   Arch Coal, Inc.                                                                     195,750
          3,100            ENSCO International, Inc.                                                           144,429
          4,500            Kinder Morgan, Inc.                                                                 432,720
          6,400      (1)   Nabors Industries Ltd.                                                              459,712
          1,600            Noble Corp.                                                                         109,536
          1,500      (1)   Oceaneering International, Inc.                                                     80,115
           700       (1)   Oil States International, Inc.                                                      25,417
          4,800            Peabody Energy Corp.                                                                404,880
          7,100      (1)   The Houston Exploration Co.                                                         477,475
          1,800      (1)   Transocean Sedco Forex, Inc.                                                        110,358
          1,800     (1,2)  Willbros. Group, Inc.                                                               28,530
                                TOTAL                                                                         2,468,922
                           Financials--12.6%
         25,817            3i Group                                                                            357,002
         21,100            Advance America Cash Advance, Inc.                                                  279,575
         13,400            Archstone-Smith Trust                                                               534,258
          4,300      (1)   Assurant, Inc.                                                                      163,658
         17,700            Axis Capital Holdings Ltd.                                                          504,627
         35,900      (1)   CB Richard Ellis Services                                                          1,766,280
          5,800            Calamos Asset Management, Inc.                                                      143,144
          6,700            Capital One Financial Corp.                                                         532,784
         12,700            Endurance Specialty Holdings Ltd.                                                   433,197
          6,800      (1)   First Marblehead Corp.                                                              172,720
          6,300            Genworth Financial, Inc., Class A                                                   203,112
          1,600            Global Signal, Inc.                                                                 71,584
          3,800      (1)   James River Group, Inc.                                                             66,880
          4,200            Korea Investment Holdings Co. Ltd.                                                  124,045
         22,300     (1,2)  Labranche & Co. Inc.                                                                193,787
          1,100     (1,2)  Markel Corp.                                                                        363,550
         26,000            Nuveen Investments, Class A                                                        1,024,140
          7,700      (1)   Philadelphia Consolidated Holding Corp.                                             653,730
          2,200      (1)   Refco, Inc.                                                                         62,194
          3,300    (1)(,3) RHJ International                                                                   79,322
          1,900            SFCG Co. Ltd.                                                                       490,865
         125,900           Shinsei Bank Ltd.                                                                   796,546
          6,600            St. Joe Co.                                                                         412,170
          6,900            State Bank of India                                                                 147,249
          2,500            U-Store-It Trust                                                                    50,675
          1,000            White Mountains Insurance Group, Inc.                                               604,000
         17,100            Willis Group Holdings Ltd.                                                          642,105
                                TOTAL                                                                        10,873,199
                           Healthcare--14.3%
          3,200     (1,2)  ATS Medical, Inc.                                                                   11,840
          4,800      (1)   Abiomed, Inc.                                                                       48,336
           700       (1)   Adeza Biomedical Corp.                                                              12,187
          9,100      (1)   Alexion Pharmaceuticals, Inc.                                                       251,888
         19,600      (1)   Alkermes, Inc.                                                                      329,280
          8,100            Allergan, Inc.                                                                      742,122
          7,500      (1)   Amylin Pharmaceuticals, Inc.                                                        260,925
          9,000      (1)   Anika Therapeutics, Inc.                                                            106,380
          5,700      (1)   Arena Pharmaceuticals, Inc.                                                         56,430
          2,400     (1,2)  Arthrocare Corp.                                                                    96,528
          7,300      (1)   Aspect Medical Systems, Inc.                                                        216,299
          4,400      (1)   Auxilium Pharmaceutical, Inc.                                                       21,912
         19,293      (1)   Avigen, Inc.                                                                        53,635
          8,500      (1)   Bioenvision, Inc.                                                                   68,255
         12,400      (1)   BioMarin Pharmaceutical, Inc.                                                       108,252
           800       (1)   Biosite Diagnostics, Inc.                                                           49,488
           800             Cardinal Health, Inc.                                                               50,752
          8,550      (1)   Caremark Rx, Inc.                                                                   426,902
          6,808      (1)   Charles River Laboratories International, Inc.                                      296,965
          4,200     (1,2)  Chindex International, Inc.                                                         14,532
         30,000     (1,2)  Conceptus, Inc.                                                                     348,000
         25,900      (1)   Cubist Pharmaceuticals, Inc.                                                        557,886
         39,900      (1)   Cytyc Corp.                                                                        1,071,315
          3,600            Dentsply International, Inc.                                                        194,472
          4,500      (1)   Digene Corp.                                                                        128,250
          1,500      (1)   Digirad Corp.                                                                        7,239
         38,800      (1)   Dyax Corp.                                                                          216,892
         16,600      (1)   Dynavax Technologies Corp.                                                          111,220
         55,100      (1)   Endologix, Inc.                                                                     279,908
          9,200      (1)   Eyetech Pharmaceuticals, Inc.                                                       165,232
          1,500            GlaxoSmithKline PLC, ADR                                                            76,920
         13,650      (1)   INAMED Corp.                                                                       1,033,032
         21,232      (1)   Illumina, Inc.                                                                      271,982
          5,900      (1)   Immunicon Corp.                                                                     23,187
         10,300      (1)   Incyte Genomics, Inc.                                                               48,410
         31,300     (1,2)  Isis Pharmaceuticals, Inc.                                                          158,065
          9,500      (1)   Kosan Biosciences, Inc.                                                             69,065
         10,800      (1)   Kyphon, Inc.                                                                        474,552
          7,000      (1)   Medicines Co.                                                                       161,070
           800             Meridian Bioscience, Inc.                                                           16,560
          6,900      (1)   Momenta Pharmaceuticals, Inc.                                                       188,025
          8,700      (1)   NMT Medical, Inc.                                                                   95,874
         13,500      (1)   Nektar Therapeutics                                                                 228,825
          5,700     (1,2)  Neurochem, Inc.                                                                     72,675
          2,100     (1,2)  Neurocrine Biosciences, Inc.                                                        103,299
           500       (1)   Neurometrix, Inc.                                                                   14,885
         11,700      (1)   Nicox                                                                               56,699
          6,300      (1)   Northfield Laboratories, Inc.                                                       81,270
          1,500            Novartis AG, ADR                                                                    76,500
          9,100      (1)   OSI Pharmaceuticals, Inc.                                                           266,084
          1,700      (1)   Onyx Pharmaceuticals, Inc.                                                          42,466
         19,100      (1)   Pharmacyclics, Inc.                                                                 172,282
          2,500      (1)   Point Therapeutics, Inc.                                                            10,625
          7,200      (1)   Progenics Pharmaceuticals, Inc.                                                     170,712
          1,600      (1)   Psychiatric Solutions, Inc.                                                         86,768
          1,400     (1,2)  Rita Medical Systems, Inc.                                                           4,984
           900       (1)   Sangamo BioSciences, Inc.                                                            3,951
         51,400      (1)   Santarus, Inc.                                                                      319,194
          3,700      (1)   Sepracor, Inc.                                                                      218,263
          1,400      (1)   Symbion, Inc.                                                                       36,218
          4,000            UnitedHealth Group, Inc.                                                            224,800
         26,849     (1,2)  United Surgical Partners International, Inc.                                       1,050,064
          2,500      (1)   VCA Antech, Inc.                                                                    63,800
          7,800     (1,2)  Vasogen, Inc.                                                                       16,458
          9,800      (1)   Vical, Inc.                                                                         48,216
           800       (1)   WebMD Health Corp., Class A                                                         19,719
          1,600            Wyeth                                                                               74,032
                                TOTAL                                                                        12,382,853
                           Industrials--11.4%
         23,600      (1)   ABX Air, Inc.                                                                       193,520
          3,196            Bharat Heavy Electricals Ltd.                                                       88,925
         16,100            CNF Transportation, Inc.                                                            845,250
         26,900            Cendant Corp.                                                                       555,216
         21,500            Chicago Bridge & Iron Co., N.V.                                                     668,435
          6,700      (1)   CoStar Group, Inc.                                                                  313,024
           700       (1)   Commercial Vehicle Group, Inc.                                                      14,658
         14,300            Cummins, Inc.                                                                      1,258,257
          3,300      (2)   DRS Technologies, Inc.                                                              162,888
         26,900            Deutsche Post AG                                                                    629,434
         10,200            Expeditors International Washington, Inc.                                           579,156
          9,000            FedEx Corp.                                                                         784,170
          8,050            Forward Air Corp.                                                                   296,562
          4,300      (1)   Genco Shipping & Trading Ltd.                                                       82,001
          1,000      (1)   Global Cash Access LLC                                                              14,100
         17,700      (1)   Interline Brands, Inc.                                                              371,877
          2,500      (1)   K&F Industries Holdings, Inc.                                                       41,825
          3,600      (1)   Kansas City Southern Industries, Inc.                                               83,916
          2,005            Kuehne & Nagel International AG                                                     496,122
          4,200      (1)   Landstar System, Inc.                                                               168,126
           700             Larsen & Toubro Ltd.                                                                24,090
         10,700     (1,2)  NuCo2, Inc.                                                                         275,525
          3,200      (1)   RBC Bearings, Inc.                                                                  51,040
         19,600            Rinker Group Ltd.                                                                   249,152
          6,700     (1,2)  Ryanair Holdings PLC, ADR                                                           305,051
         17,600      (1)   Seaspan Corp.                                                                       340,560
          8,800            Simpson Manufacturing Co., Inc.                                                     344,432
          2,100            TNT NV                                                                              52,169
          7,200            United Parcel Service, Inc.                                                         497,736
          5,200            Vicor Corp.                                                                         78,780
                                TOTAL                                                                         9,865,997
                           Information Technology--14.9%
          2,600      (1)   ATI Technologies, Inc.                                                              35,942
         13,000            Adtran, Inc.                                                                        409,500
          1,300      (1)   Advanced Analogic Technologies, Inc.                                                14,547
         10,800      (1)   Affiliated Computer Services, Inc., Class A                                         589,680
           600       (1)   Altiris, Inc.                                                                        9,174
          7,200      (1)   Amdocs Ltd.                                                                         199,656
          6,300      (1)   Autodesk, Inc.                                                                      292,572
          7,500      (1)   Blackboard Inc.                                                                     187,575
          1,000      (1)   Broadcom Corp.                                                                      46,910
         24,500      (1)   CSR PLC                                                                             289,135
         10,600      (1)   Check Point Software Technologies Ltd.                                              257,792
         17,200      (1)   Cirrus Logic, Inc.                                                                  130,548
          4,400      (1)   Cogent, Inc.                                                                        104,500
          2,700      (1)   Cognos, Inc.                                                                        105,111
          9,000      (1)   Comverse Technology, Inc.                                                           236,430
          2,800      (1)   DST Systems, Inc.                                                                   153,524
          3,600      (1)   Entegris, Inc.                                                                      40,680
          6,000      (1)   Filenet Corp.                                                                       167,400
          2,100      (1)   Google Inc.                                                                         664,566
          2,000      (1)   Greenfield Online, Inc.                                                             10,880
          7,100      (1)   Homestore.com, Inc.                                                                 30,885
          8,000      (1)   Hyperion Solutions Corp.                                                            389,200
          8,500     (1,2)  Infocrossing, Inc.                                                                  78,115
          9,000            Infosys Technologies Ltd.                                                           515,694
          5,000      (1)   Intrado, Inc.                                                                       90,150
          2,000      (1)   Iron Mountain, Inc.                                                                 73,400
         14,600      (1)   Komag, Inc.                                                                         466,616
          8,800      (1)   LG Philips LCD Co. Ltd., ADR                                                        180,928
          1,500      (1)   LeCroy Corp.                                                                        22,275
         13,200      (1)   M-Systems Flash Disk Pioneers Ltd.                                                  394,944
         53,000      (1)   MEMC Electronic Materials                                                          1,207,870
          2,700      (1)   Macromedia, Inc.                                                                    109,809
         39,600      (1)   Magma Design Automation                                                             321,552
         14,300      (1)   Microsemi Corp.                                                                     365,222
         26,100            Microsoft Corp.                                                                     671,553
          6,100     (1,2)  Mobility Electronics, Inc.                                                          65,026
         19,700      (1)   NAVTEQ Corp.                                                                        984,015
         23,400      (1)   NIC, Inc.                                                                           153,270
          6,700      (1)   NetIQ Corp.                                                                         82,008
         16,000      (1)   Online Resources Corp.                                                              169,280
         23,000      (1)   Oracle Corp.                                                                        284,970
          8,200     (1,2)  Portalplayer, Inc.                                                                  224,926
          8,000      (1)   PowerDsine Ltd.                                                                     88,160
         13,100      (1)   Quest Software, Inc.                                                                197,417
         13,400      (1)   S1 Corp.                                                                            52,394
          1,700      (1)   SI International, Inc.                                                              52,649
          7,300      (1)   SSA Global Technologies, Inc.                                                       128,480
           100             Samsung Electronics Co.                                                             56,634
          1,400      (1)   Sandisk Corp.                                                                       67,550
          4,100            Satyam Computer Services Ltd., ADR                                                  123,902
         19,600      (1)   Seagate Technology Holdings                                                         310,660
          8,800      (1)   Sigmatel Inc.                                                                       178,112
          9,900      (1)   TNS, Inc.                                                                           240,075
          4,900      (1)   TRX, Inc.                                                                           44,590
          7,300      (1)   Ultratech Stepper, Inc.                                                             113,807
          3,600      (1)   ValueClick, Inc.                                                                    61,524
          4,800      (1)   Visual Networks, Inc.                                                                6,576
          5,100      (1)   Xyratex Ltd.                                                                        75,021
         13,200      (1)   eCollege.com                                                                        196,152
                                TOTAL                                                                        12,821,533
                           Materials--0.7%
          3,361            Cemex S.A. de C.V., ADR                                                             175,780
         160,000           China Metal International Ho                                                        48,986
          2,200      (1)   Frutarom                                                                            17,961
          5,100            Frutarom, GDR                                                                       41,636
         206,000     (1)   Lee & Man Paper Manufacturing Ltd.                                                  195,534
          3,000            Newmont Mining Corp.                                                                141,510
                                TOTAL                                                                          621,407
                           Telecommunication Services--1.6%
          2,912            Alltel Corp.                                                                        189,600
         50,700      (1)   Bharti Televentures                                                                 402,532
          6,300      (1)   Consolidated Communications Holdings, Inc.                                          85,680
          3,000      (1)   NeuStar, Inc., Class A                                                              95,970
           100             PT Telekomunikasi Indonesia, Class CS, ADR                                           2,081
         133,000           Singapore Telecom Ltd.                                                              192,577
          9,300      (1)   Syniverse Holdings, Inc.                                                            143,220
         35,900      (1)   Time Warner Telecom, Inc.                                                           280,020
                                TOTAL                                                                         1,391,680
                           Utilities--0.1%
          1,200            Consolidated Water Co.                                                              24,060
         12,000      (1)   National Thermal Power Corp. Ltd.                                                   28,939
                                TOTAL                                                                          52,999
                                TOTAL COMMON STOCKS (IDENTIFIED COST $51,597,210)                            63,993,565

                           CORPORATE BONDS--0.6%
                           Consumer Discretionary--0.2%
  $      225,000           Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011                           178,038
                           Consumer Staples--0.1%
         23,000            B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                23,403
                           Information Technology--0.3%
         200,000           BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                                    272,374
                                TOTAL CORPORATE BONDS (IDENTIFIED COST $461,653)                               473,815

                           PREFERRED STOCKS--0.4%
                           Financials--0.1%
          2,400            Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC                                   89,374
                           Information Technology--0.0%
           200             Marchex, Inc., Conv. Pfd., $11.88, Annual Dividend                                  38,650
                           Telecommunication Services--0.3%
          4,500            Crown Castle International Corp., Conv. Pfd., $3.12, Annual
                           Dividend                                                                            225,450
                                TOTAL PREFERRED STOCKS (IDENTIFIED COST $327,814)                              353,474

                           REPURCHASE AGREEMENTS--13.4%
       10,224,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                           9/30/2005 under which Bank of America N.A. will repurchase a U.S.
                           Government Agency security with a maturity of 9/1/2035 for
                           $1,500,487,500 on 10/3/2005. The market value of the underlying
                           security at the end of the period was $1,530,000,001                              10,224,000
        1,312,000          Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated
                           9/30/2005 under which Bear Stearns and Co., Inc.  will repurchase
                           U.S. Government Agency securities with various maturities to
                           10/25/2035 for $1,500,487,500 on 10/3/2005. The market value of the underlying securities at the end of the period was
                           $1,538,425,316 (held as collateral for securities lending)                         1,312,000
                                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                              11,536,000
                                TOTAL INVESTMENTS -
                                88.5%
                                 (IDENTIFIED COST $63,922,677)(4)                                            76,356,854
                                OTHER ASSETS AND LIABILITIES - NET - 11.5%                                    9,956,011
                                TOTAL NET ASSETS - 100%                                                $     86,312,865

   1      Non-income producing security.
   2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2005, securities subject to this type of arrangement and related collateral were as follows:
               Market Value of                           Market Value
               Securities Loaned                         of Collateral
               $1,290,754                                $1,312,000
   3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $170,402 which represents 0.2% of total net assets.
   4 The cost of investments for federal tax purposes was $63,920,757. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $12,436,097. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,127,504 and net unrealized depreciation from investments for those securities having an excess cost over value of $1,691,407.

================================================================================
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
GDR               --Global Depository Receipt







FEDERATED MID CAP GROWTH STRATEGIES FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

    Shares or
Principal Amount                                                                                                 Value

                            COMMON STOCKS--97.6%
                            Consumer Discretionary--15.4%
        5,400               Abercrombie & Fitch Co., Class A                                           $        269,190
        14,050       (1)    Advance Auto Parts, Inc.                                                            543,454
        5,900               Boyd Gaming Corp.                                                                   254,408
        9,700        (1)    Chicos Fas, Inc.                                                                    356,960
        4,700               Choice Hotels International, Inc.                                                   303,808
        10,000       (1)    Coach, Inc.                                                                         313,600
        9,600               D. R. Horton, Inc.                                                                  347,712
        4,700        (1)    Getty Images, Inc.                                                                  404,388
        6,400               Harrah's Entertainment, Inc.                                                        417,216
        15,800              Hilton Hotels Corp.                                                                 352,656
        4,700               KB HOME                                                                             344,040
        5,600        (2)    Lennar Corp., Class A                                                               334,656
        10,700       (1)    MGM Mirage                                                                          468,339
        5,000               Marriott International, Inc., Class A                                               315,000
        7,200        (1)    Mens Wearhouse, Inc.                                                                192,240
         400         (1)    NVR, Inc.                                                                           353,980
        16,400              Nordstrom, Inc.                                                                     562,848
        14,400       (1)    O'Reilly Automotive, Inc.                                                           405,792
        56,300       (1)    Sirius Satellite Radio, Inc.                                                        368,765
        6,500               Starwood Hotels & Resorts Worldwide, Inc.                                           371,605
        4,600               Station Casinos, Inc.                                                               305,256
        5,900        (1)    Toll Brothers, Inc.                                                                 263,553
        12,000       (1)    Urban Outfitters, Inc.                                                              352,800
        21,100       (1)    XM Satellite Radio Holdings, Inc., Class A                                          757,701
                                 TOTAL                                                                         8,959,967
                            Consumer Staples--1.2%
        7,200               Bunge Ltd.                                                                          378,864
        3,600        (2)    Reynolds American, Inc.                                                             298,872
                                 TOTAL                                                                          677,736
                            Energy--12.0%
        5,500               Baker Hughes, Inc.                                                                  328,240
        6,000               CONSOL Energy, Inc.                                                                 457,620
        11,400       (1)    Cheniere Energy, Inc.                                                               471,504
        12,700              Chesapeake Energy Corp.                                                             485,775
        8,300        (1)    Denbury Resources, Inc.                                                             418,652
        6,000               EOG Resources, Inc.                                                                 449,400
        8,500        (1)    Grant Prideco, Inc.                                                                 345,525
        6,500               Helmerich & Payne, Inc.                                                             392,535
        9,300               Noble Energy, Inc.                                                                  436,170
        12,800              Patterson-UTI Energy, Inc.                                                          461,824
        6,000               Peabody Energy Corp.                                                                506,100
        9,499        (1)    Quicksilver Resources, Inc.                                                         453,957
        7,200        (1)    Southwestern Energy Co.                                                             528,480
        5,000        (2)    Tesoro Petroleum Corp.                                                              336,200
        9,700        (1)    Ultra Petroleum Corp.                                                               551,736
        3,100               Valero Energy Corp.                                                                 350,486
                                 TOTAL                                                                         6,974,204
                            Financials--8.4%
        6,300               Ace Ltd.                                                                            296,541
        6,800        (1)    Affiliated Managers Group                                                           492,456
        3,500               Bear Stearns Cos., Inc.                                                             384,125
        8,000        (1)    CB Richard Ellis Services                                                           393,600
        7,000               CBL & Associates Properties, Inc.                                                   286,930
        1,500               Chicago Mercantile Exchange Holdings, Inc.                                          505,950
        5,300               Chubb Corp.                                                                         474,615
        3,300               City National Corp.                                                                 231,297
        5,550               Legg Mason, Inc.                                                                    608,779
        11,100              Moody's Corp.                                                                       566,988
        5,200               Regency Centers Corp.                                                               298,740
        5,400               T. Rowe Price Group, Inc.                                                           352,620
                                 TOTAL                                                                         4,892,641
                            Healthcare--18.0%
        4,500               CIGNA Corp.                                                                         530,370
        13,900       (1)    Caremark Rx, Inc.                                                                   694,027
        7,500      (1)(,2)  Cerner Corp.                                                                        651,975
        12,800     (1)(,2)  Covance, Inc.                                                                       614,272
        6,800        (1)    Coventry Health Care, Inc.                                                          584,936
        12,500       (1)    DaVita, Inc.                                                                        575,875
        55,700       (1)    Exelixis, Inc.                                                                      427,219
        7,700        (1)    Express Scripts, Inc., Class A                                                      478,940
        7,000        (1)    Genzyme Corp.                                                                       501,480
        9,200      (1)(,2)  Gilead Sciences, Inc.                                                               448,592
        8,600        (1)    Henry Schein, Inc.                                                                  366,532
        12,400       (1)    Humana, Inc.                                                                        593,712
        9,100        (1)    LifePoint Hospitals, Inc.                                                           397,943
        11,800              McKesson HBOC, Inc.                                                                 559,910
        9,400        (1)    Medco Health Solutions, Inc.                                                        515,402
        17,600       (1)    Medimmune, Inc.                                                                     592,240
        23,100       (1)    Protein Design Laboratories, Inc.                                                   646,800
        9,100        (2)    Quest Diagnostic, Inc.                                                              459,914
        5,300        (1)    Sierra Health Services, Inc.                                                        365,011
        9,500        (1)    St. Jude Medical, Inc.                                                              444,600
                                 TOTAL                                                                        10,449,750
                            Industrials--11.6%
        11,300              AMETEK, Inc.                                                                        485,561
        8,700               Alexander and Baldwin, Inc.                                                         463,188
        4,300        (1)    Alliant Techsystems, Inc.                                                           320,995
        14,600       (1)    Ceradyne, Inc.                                                                      535,528
        6,200               Corporate Executive Board Co.                                                       483,476
        4,200        (2)    Expeditors International Washington, Inc.                                           238,476
        13,700              GATX Corp.                                                                          541,835
        9,600               Goodrich (B.F.) Co.                                                                 425,664
        5,300               HNI Corp.                                                                           319,166
        6,500        (1)    Jacobs Engineering Group, Inc.                                                      438,100
        13,850              Joy Global, Inc.                                                                    698,871
        5,500               L-3 Communications Holdings, Inc.                                                   434,885
        10,100              Precision Castparts Corp.                                                           536,310
        9,800               Rockwell Collins                                                                    473,536
        4,800               UTI Worldwide, Inc.                                                                 372,960
                                 TOTAL                                                                         6,768,551
                            Information Technology--19.1%
        20,100       (1)    ADC Telecommunications, Inc.                                                        459,486
       108,900       (2)    ARM Holdings PLC, ADR                                                               682,803
        24,400       (1)    ASM Lithography Holding NV                                                          402,844
        25,200       (1)    ATI Technologies, Inc.                                                              351,288
        21,966       (1)    Activision, Inc.                                                                    449,205
        14,200       (1)    Amdocs Ltd.                                                                         393,766
        8,600               Amphenol Corp., Class A                                                             346,924
        6,100      (1)(,2)  Anixter International, Inc.                                                         246,013
        14,600       (1)    Ansys, Inc.                                                                         561,954
        9,500        (1)    Anteon International Corp.                                                          406,220
        8,300        (1)    Autodesk, Inc.                                                                      385,452
        26,700       (1)    Cadence Design Systems, Inc.                                                        431,472
        10,600       (1)    Cognizant Technology Solutions Corp.                                                493,854
        18,400       (1)    Comverse Technology, Inc.                                                           483,368
       297,400       (1)    JDS Uniphase Corp.                                                                  660,228
        12,300     (1)(,2)  Jabil Circuit, Inc.                                                                 380,316
        9,000               KLA-Tencor Corp.                                                                    438,840
        14,600       (1)    Lam Research Corp.                                                                  444,862
        8,200               Linear Technology Corp.                                                             308,238
        28,500       (1)    MEMC Electronic Materials                                                           649,515
        7,400        (1)    Macromedia, Inc.                                                                    300,958
        10,500              Maxim Integrated Products, Inc.                                                     447,825
        15,200       (1)    McAfee, Inc.                                                                        477,584
        12,900       (1)    NCR Corp.                                                                           411,639
        20,800       (1)    Sybase, Inc.                                                                        487,136
                                 TOTAL                                                                        11,101,790
                            Materials--4.3%
        3,900        (2)    Cleveland Cliffs, Inc.                                                              339,729
        4,700               Monsanto Co.                                                                        294,925
        35,500       (1)    Mosaic Co./The                                                                      568,710
        2,700               Phelps Dodge Corp.                                                                  350,811
        5,800               Potash Corp. of Saskatchewan, Inc.                                                  541,256
        5,100               Vulcan Materials Co.                                                                378,471
                                 TOTAL                                                                         2,473,902
                            Telecommunication Services--4.4%
        25,900       (1)    Alamosa Holdings, Inc.                                                              443,149
        23,500       (1)    American Tower Systems Corp.                                                        586,325
        9,200        (1)    NII Holdings, Inc.                                                                  776,940
        23,600       (1)    NeuStar, Inc., Class A                                                              754,964
                                 TOTAL                                                                         2,561,378
                            Utilities--3.2%
        22,000       (1)    AES Corp.                                                                           361,460
        6,300               Constellation Energy Group                                                          388,080
        11,300              Edison International                                                                534,264
        37,200       (1)    Sierra Pacific Resources                                                            552,420
                                 TOTAL                                                                         1,836,224
                                 TOTAL COMMON STOCKS (IDENTIFIED COST $44,928,848)                            56,696,143

                            REPURCHASE AGREEMENTS--5.6%
  $   1,397,000             Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 9/1/2035 for
                            $1,500,487,500 on 10/3/2005.  The market value of the underlying
                            security at the end of the period was $1,530,000,001                               1,397,000
      1,884,000             Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various
                            maturities to 10/25/2035 for $1,500,487,500 on 10/3/2005.  The
                            market value of the underlying securities at the end of the period was $1,538,425,316 (held as collateral for securities
                            lending)                                                                           1,884,000
                                 TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                               3,281,000
                                 TOTAL INVESTMENTS - 103.2%
                            ------------------------------------------------------------------
                                 (IDENTIFIED COST $48,209,848)(3)                                             59,977,143
                                 OTHER ASSETS AND LIABILITIES - NET - (3.2)%                                  (1,885,015)
                                 TOTAL NET ASSETS - 100%                                               $      58,092,128

================================================================================

        1  Non-income producing security.
        2 All or a portion of these securities are temporarily on loan to unaffiliated brokers/dealers. As of September 30, 2005, securities subject to this type of arrangement and related collateral were as follows:
                Market Value of                         Market Value
                of Securities Loaned                    of Collateral
                $1,832,923                              $1,884,000
        3  At September 30, 2005, the cost of investments for federal tax purposes was $48,209,848. The net unrealized appreciation of investments for federal tax purposes was $11,767,295. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,360,395 and net unrealized depreciation from investments for those securities having an excess of cost over value of $593,100.

--------------------------------------------------------------------------------
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt










FEDERATED PRIME MONEY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

       Principal
         Amount                                                                                                 Value

                           ASSET-BACKED SECURITIES--2.6%
                           Finance - Automotive--1.4%
 $      333,749            HSBC Automotive Trust 2005-1, Class A1, 3.458%, 7/17/2006                   $       333,749
        548,773            HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006                           548,773
        281,003            Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006                     281,003
         38,482            WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                        38,482
                                TOTAL                                                                         1,202,007
                           Finance - Equipment--1.2%
        202,358            CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                              202,358
        764,515            Navistar Financial Corp. Owner Trust 2005-A, Class A1, 3.615%,
                           7/17/2006                                                                           764,515
                                TOTAL                                                                          966,873
                                TOTAL ASSET-BACKED SECURITIES                                                 2,168,880

                           CERTIFICATES OF DEPOSIT--12.7%
                           Banking--12.7%
       1,000,000           BNP Paribas SA, 3.730%, 11/14/2005                                                 1,000,000
        500,000            Citibank NA, New York, 3.735%, 11/15/2005                                           500,000
       1,000,000           Compass Bank, Birmingham, 3.820%, 12/14/2005                                       1,000,000
       3,000,000           DePfa Bank PLC, 3.740%, 11/14/2005                                                 3,000,000
       1,000,000           Deutsche Bank AG, 4.405%, 10/4/2006                                                1,000,049
       1,000,000           Dresdner Bank AG, Frankfurt, 3.650%, 10/11/2005                                    1,000,000
       2,000,000           Marshall & Ilsley Bank, Milwaukee, 3.970%, 12/29/2005                              2,000,000
       1,000,000           Washington Mutual Bank, F.A., 3.780%, 10/28/2005                                   1,000,000
                                TOTAL CERTIFICATES OF DEPOSIT                                                 10,500,049

                           COLLATERALIZED LOAN AGREEMENTS--15.6%
                           Banking--7.2%
       3,000,000           Credit Suisse First Boston LLC, 4.057%, 10/3/2005                                  3,000,000
       3,000,000           Greenwich Capital Markets, Inc., 4.063%, 10/3/2005                                 3,000,000
                                TOTAL                                                                         6,000,000
                           Brokerage--8.4%
       2,000,000           Bear Stearns Cos., Inc., 4.057%, 10/3/2005                                         2,000,000
       2,000,000           Lehman Brothers Holdings, Inc., 4.087%, 10/3/2005                                  2,000,000
       1,000,000           Lehman Brothers, Inc., 3.670%, 10/12/2005                                          1,000,000
       2,000,000           Merrill Lynch & Co., Inc., 4.087%, 10/3/2005                                       2,000,000
                                TOTAL                                                                         7,000,000
                                TOTAL COLLATERALIZED LOAN AGREEMENTS                                          13,000,000

                           COMMERCIAL PAPER --23.5%(1)
                           Aerospace / Auto--1.0%
        800,000       (2)  Volkswagen of America, Inc., (Volkswagen AG GTD), 3.700%, 10/13/2005                799,013
                           Banking--8.2%
       1,000,000      (2)  Fountain Square Commercial Funding Corp., 3.620%, 10/11/2005                        998,994
       1,000,000           HBOS Treasury Services PLC, 3.700%, 11/16/2005                                      995,272
       1,000,000      (2)  Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement),
                           3.700%, 11/14/2005                                                                  995,478
       3,854,000      (2)  Picaros Funding LLC, (KBC Bank N.V. GTD), 3.530% - 3.780%, 10/26/2005
                           - 12/20/2005                                                                       3,834,206
                                TOTAL                                                                         6,823,950
                           Consumer Products--1.0%
        800,000            Fortune Brands, Inc., 3.850%, 10/4/2005 - 10/26/2005                                798,973
                           Finance - Automotive--1.0%
        800,000            DaimlerChrysler North America Holding Corp., 3.800%, 10/6/2005                      799,578
                           Finance - Retail--4.8%
       1,000,000      (2)  PREFCO-Preferred Receivables Funding Co., 3.770%, 12/12/2005                        992,460
       1,000,000      (2)  Paradigm Funding LLC, 3.750%, 12/13/2005                                            992,396
       2,000,000      (2)  Sheffield Receivables Corp., 3.830%, 10/3/2005                                     1,999,575
                                TOTAL                                                                         3,984,431
                           Finance - Securities--4.8%
       4,000,000     (2,3) Georgetown Funding Co. LLC, 3.648% - 3.742%, 10/24/2005 - 11/15/2005               3,995,074
                           Food & Beverage--0.6%
        500,000            Sara Lee Corp., 3.840%, 10/19/2005                                                  499,040
                           Insurance--1.2%
       1,000,000      (2)  Aspen Funding Corp., 3.870%, 12/22/2005                                             991,185
                           Retail--0.9%
        800,000       (2)  Federated Retail Holdings, Inc., (Federated Department Stores, Inc.
                           GTD), 3.770% - 3.870%, 10/3/2005 - 10/11/2005                                       799,245
                                TOTAL COMMERCIAL PAPER                                                        19,490,489

                           CORPORATE BONDS--0.9%
                           Banking--0.3%
        250,000            Citigroup, Inc., 6.750%, 12/1/2005                                                  251,194
                           Finance - Commercial--0.6%
        500,000            CIT Group, Inc., 4.125%, 2/21/2006                                                  499,705
                                TOTAL CORPORATE BONDS                                                          750,899

                           CORPORATE NOTES--1.8%
                           Finance - Securities--1.8%
       1,000,000      (2)  Beta Finance, Inc., (Beta Finance Corp. GTD), 4.010%, 7/25/2006                    1,000,000
        500,000       (2)  Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.020%, 7/21/2006                   500,000
                                TOTAL CORPORATE NOTES                                                         1,500,000

                           LOAN PARTICIPATION--1.2%
                           Finance - Retail--1.2%
       1,000,000           Countrywide Home Loans, Inc., 3.830%, 10/26/2005                                   1,000,000

                           NOTES - VARIABLE -38.3%(4)
                           Banking--23.9%
       1,000,000           Barclays Bank PLC, 3.623%, 10/5/2005                                                999,868
       3,000,000      (2)  Commonwealth Bank of Australia, Sydney, 3.800%, 10/24/2005                         3,000,000
       1,000,000      (2)  DePfa Bank PLC, 3.880%, 12/15/2005                                                 1,000,097
       1,000,000           Greenwich Capital Holdings, Inc., 3.649%, 10/7/2005                                1,000,000
       3,885,000           Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A.
                           LOC), 3.860%, 10/6/2005                                                            3,885,000
       2,000,000           Kansas City, MO Tax Increment Financing Commission, President Hotel,
                           (Insured by MBIA Insurance Corp.), 3.890%, 10/6/2005                               2,000,000
       1,360,000           Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton
                           Bank LOC), 3.980%, 10/6/2005                                                       1,360,000
       3,875,000           North Shore Business Development LLC (Series 2004), (Columbus Bank
                           and Trust Co., GA LOC), 4.070%, 10/6/2005                                          3,875,000
       2,575,000           Prospects Aggregates, Inc., Series 2004, (Fulton Bank LOC), 3.980%,
                           10/6/2005                                                                          2,575,000
        140,000            Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH
                           LOC), 4.120%, 10/6/2005                                                             140,000
                                TOTAL                                                                         19,834,965
                           Brokerage--2.4%
       2,000,000           Morgan Stanley, 3.970%, 10/3/2005                                                  2,000,000
                           Finance - Retail--3.6%
       3,000,000      (2)  Paradigm Funding LLC, 3.749%, 10/17/2005                                           3,000,000
                           Finance - Securities--2.4%
       2,000,000      (2)  Sigma Finance, Inc., (Sigma Finance Corp. GTD), 3.723%, 10/17/2005                 1,999,894
                           Insurance--3.6%
       1,000,000           Jackson National Life Insurance Co., 3.793%, 10/3/2005                             1,000,000
       2,000,000      (2)  Pacific Life Global Funding, 3.700%, 10/4/2005                                     2,000,289
                                TOTAL                                                                         3,000,289
                           Pharmaceuticals And Healthcare--2.4%
       2,000,000      (2)  Eli Lilly Services, Inc., (Eli Lilly & Co. GTD), 3.663%, 10/3/2005                 2,000,000
                                TOTAL NOTES - VARIABLE                                                        31,835,148

                           REPURCHASE AGREEMENT--6.0%
       4,953,000           Interest in $3,300,000,000 joint repurchase agreement 3.87%, dated
                           9/30/2005 under which Barclays Capital, Inc. will repurchase U.S.
                           Government Agency Securities with various maturities to 11/15/2030 for $3,301,064,250 on 10/3/2005. The market value of the underlying
                           securities at the end of the period was $3,367,086,316                             4,953,000
                                TOTAL INVESTMENTS - 102.6%
                           ----------------------------------------------------------------------
                                (AT AMORTIZED COST)(5)                                                        85,198,465
                                OTHER ASSETS AND LIABILITIES - NET - (2.6)%                                  (2,224,343)
                                TOTAL NET ASSETS - 100%                                                $      82,974,122

================================================================================
        1  Discount rate at time of purchase.
        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $30,897,906 which represents 37.2% of total net assets.
        3  Reflects potential extension period.
        4  Floating rate note with current rate and next reset date shown.
        5  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

GTD               --Guaranteed
IDA               --Industrial Development Authority
LOC               --Letter of Credit










FEDERATED QUALITY BOND FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

        Principal
         Amount                                                                                                 Value

                           ASSET-BACKED SECURITIES--0.5%
                           Credit Card--0.1%
  $      450,000           Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009           $       451,670
                           Home Equity Loan--0.4%
        1,403,603          Residential Asset Mortgage Products, Inc. 2003-RS11, Class AIIB,
                           4.16%, 12/25/2033                                                                  1,405,796
        1,156,444          Residential Asset Securities Corp. 2003-KS11, Class AIIB, 4.13%,
                           1/25/2034                                                                          1,159,852
                                TOTAL                                                                         2,565,648
                                TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,009,696)                    3,017,318

                           COLLATERALIZED MORTGAGE OBLIGATION--1.0%
                           Federal National Mortgage Association--1.0%
        5,498,848          Federal National Mortgage Association REMIC 2002-52 FG, 4.33%,
                           9/25/2032 (IDENTIFIED COST $5,495,412)                                             5,558,018

                           CORPORATE BONDS--82.7%
                           Basic Industry - Chemicals--0.6%
        2,220,000          Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                         2,177,114
        1,300,000          Praxair, Inc., 3.95%, 6/1/2013                                                     1,226,576
                                TOTAL                                                                         3,403,690
                           Basic Industry - Metals & Mining--2.9%
        1,860,000          Alcan, Inc., 5.00%, 6/1/2015                                                       1,838,684
        1,300,000          BHP Finance (USA), Inc., 4.80%, 4/15/2013                                          1,299,857
        1,570,000          BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006                             1,585,088
        2,137,000          Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                          2,234,832
        2,260,000     (1)  Codelco, Inc., Bond, 5.625%, 9/21/2035                                             2,228,383
        2,000,000          Inco Ltd., 5.70%, 10/15/2015                                                       2,052,964
        1,400,000          Newmont Mining Corp., 5.875%, 4/1/2035                                             1,379,336
        1,250,000          Noranda, Inc., 6.00%, 10/15/2015                                                   1,276,115
        2,300,000          Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                          2,401,936
                                TOTAL                                                                        16,297,195
                           Basic Industry - Paper--1.7%
        1,300,000          International Paper Co., 4.25%, 1/15/2009                                          1,270,841
        3,610,000          Louisiana-Pacific Corp., 8.875%, 8/15/2010                                         4,070,871
         500,000           Westvaco Corp., 7.65%, 3/15/2027                                                    582,400
        2,000,000          Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                         2,276,080
        1,500,000          Weyerhaeuser Co., Note, 6.75%, 3/15/2012                                           1,621,425
                                TOTAL                                                                         9,821,617
                           Capital Goods - Aerospace & Defense--1.5%
        2,480,000     (1)  BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                       2,448,851
         750,000           Boeing Capital Corp., 5.65%, 5/15/2006                                              756,187
        1,000,000          Boeing Co., Note, 5.125%, 2/15/2013                                                1,020,430
         584,000           Raytheon Co., Note, 6.75%, 8/15/2007                                                605,117
        2,000,000          Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                       2,044,900
        1,800,000          Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                   1,785,402
                                TOTAL                                                                         8,660,887
                           Capital Goods - Building Materials--1.0%
        1,430,000          CRH America, Inc., 5.30%, 10/15/2013                                               1,449,519
        3,700,000          Masco Corp., Note, 5.875%, 7/15/2012                                               3,878,858
                                TOTAL                                                                         5,328,377
                           Capital Goods - Diversified Manufacturing--3.1%
        1,530,000          Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                      1,759,500
        1,600,000          Emerson Electric Co., 4.50%, 5/1/2013                                              1,569,632
        2,300,000     (1)  Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                           2,458,677
        2,750,000          Kennametal, Inc., 7.20%, 6/15/2012                                                 3,030,638
        1,275,000          Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                        1,363,453
        2,000,000          Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                    2,134,220
        3,000,000          Tyco International Group, Company Guarantee, 6.375%, 2/15/2006                     3,021,330
        2,000,000          Tyco International Group, Note, 5.80%, 8/1/2006                                    2,020,480
                                TOTAL                                                                        17,357,930
                           Capital Goods - Environmental--1.2%
        4,000,000          Waste Management, Inc., Note, 7.00%, 10/15/2006                                    4,093,600
        2,575,000          Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007                                2,692,832
                                TOTAL                                                                         6,786,432
                           Communications - Media & Cable--3.1%
         800,000           Comcast Corp., 7.05%, 3/15/2033                                                     890,888
        4,000,000          Continental Cablevision, Sr. Note, 8.30%, 5/15/2006                                4,090,800
        2,000,000          Cox Communications, Inc., 7.125%, 10/1/2012                                        2,178,586
         850,000           Cox Communications, Inc., Note, 3.875%, 10/1/2008                                   825,457
        1,800,000          Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                          1,791,491
        4,015,000          Grupo Televisa S.A., 6.625%, 3/18/2025                                             4,066,794
        2,650,000          Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005                          2,671,147
         940,000           Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006                      981,510
                                TOTAL                                                                        17,496,673
                           Communications - Media Noncable--3.5%
        2,000,000          British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                               2,220,520
        2,000,000          British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006                2,052,440
        2,000,000          Clear Channel Communications, Inc., 3.125%, 2/1/2007                               1,951,756
        2,000,000          Clear Channel Communications, Inc., 6.00%, 11/1/2006                               2,029,262
        2,350,000          New York Times Co., 4.50%, 3/15/2010                                               2,334,960
        1,850,000          New York Times Co., 5.00%, 3/15/2015                                               1,842,933
        2,000,000          News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                             2,481,720
         750,000           Reed Elsevier, Inc., 4.625%, 6/15/2012                                              735,255
        1,905,000          Reed Elsevier, Inc., 6.75%, 8/1/2011                                               2,079,441
         100,000           Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006                            101,162
        2,000,000          Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007                        1,941,896
                                TOTAL                                                                        19,771,345
                           Communications - Telecom Wireless--1.7%
        1,900,000          Sprint Capital Corp., 6.375%, 5/1/2009                                             1,995,703
        2,000,000          Sprint Capital Corp., 7.125%, 1/30/2006                                            2,018,200
        2,000,000          Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008                        2,079,460
         940,000           Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                          1,262,119
        2,000,000          Sprint Capital Corp., Note, 8.375%, 3/15/2012                                      2,356,580
                                TOTAL                                                                         9,712,062
                           Communications - Telecom Wirelines--4.8%
        3,000,000          BellSouth Corp., 5.20%, 9/15/2014                                                  3,014,250
        2,390,000          CenturyTel, Inc., 8.375%, 10/15/2010                                               2,713,965
        2,000,000          Citizens Communications Co., 7.625%, 8/15/2008                                     2,115,000
        1,400,000          Citizens Communications Co., 9.00%, 8/15/2031                                      1,426,250
        1,000,000          Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011                        1,102,500
        1,500,000          Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                        1,515,915
        2,750,000     (1)  KT Corp., Note, 5.875%, 6/24/2014                                                  2,878,040
        3,000,000          SBC Communications, Inc., 5.10%, 9/15/2014                                         2,978,160
         750,000           Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                                      759,210
        3,700,000          Telefonos de Mexico, Note, 4.50%, 11/19/2008                                       3,656,710
        3,000,000          Verizon Global Funding, Note, 4.00%, 1/15/2008                                     2,961,240
        2,000,000          Verizon Global Funding, Note, 6.75%, 12/1/2005                                     2,008,240
                                TOTAL                                                                        27,129,480
                           Consumer Cyclical - Automotive--4.6%
        4,000,000          DaimlerChrysler North America Holding Corp., 4.747%, 8/8/2006                      4,010,160
        3,000,000          DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                     3,177,660
        2,000,000          Ford Motor Credit Co., Note, 6.50%, 1/25/2007                                      2,002,944
        6,000,000          Ford Motor Credit Co., Note, 7.375%, 10/28/2009                                    5,800,662
        6,600,000          General Motors Corp., Note, 7.20%, 1/15/2011                                       5,907,000
         200,000           General Motors Corp., Note, 9.45%, 11/1/2011                                        202,000
        1,800,000     (1)  Harley Davidson, Inc., 3.625%, 12/15/2008                                          1,734,660
        2,840,000     (1)  Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                    2,814,696
                                TOTAL                                                                        25,649,782
                           Consumer Cyclical - Entertainment--1.0%
        1,000,000          AOL Time Warner, Inc., Note, 6.875%, 5/1/2012                                      1,093,760
        3,100,000          Carnival Corp., 3.75%, 11/15/2007                                                  3,044,138
         250,000           International Speedway Corp., 4.20%, 4/15/2009                                      244,041
        1,250,000          International Speedway Corp., 5.40%, 4/15/2014                                     1,269,173
                                TOTAL                                                                         5,651,112
                           Consumer Cyclical - Retailers--1.6%
        3,600,000          CVS Corp., 5.625%, 3/15/2006                                                       3,622,428
        2,194,661     (1)  CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                      2,217,255
        2,200,000          Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028                              2,013,000
        1,000,000          Target Corp., 5.875%, 3/1/2012                                                     1,063,590
         295,000           Target Corp., Unsecd. Note, 7.50%, 8/15/2010                                        330,990
                                TOTAL                                                                         9,247,263
                           Consumer Cyclical - Services--0.1%
         250,000           Boston University, 7.625%, 7/15/2097                                                301,750
                           Consumer Non-Cyclical Food/Beverage--2.2%
        1,385,000          Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006                                 1,361,081
        4,500,000          General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006                              4,412,925
         500,000           Kraft Foods, Inc., 5.625%, 11/1/2011                                                516,220
        6,000,000          Kraft Foods, Inc., Note, 4.625%, 11/1/2006                                         6,006,840
                                TOTAL                                                                        12,297,066
                           Consumer Non-Cyclical Health Care--1.6%
        3,000,000          Anthem, Inc., 6.80%, 8/1/2012                                                      3,324,300
        1,380,000     (1)  Medtronic, Inc., Note, 4.375%, 9/15/2010                                           1,365,013
        1,310,000     (1)  Thermo Electron Corp., 5.00%, 6/1/2015                                             1,285,254
        2,750,000          UnitedHealth Group, Inc., 7.50%, 11/15/2005                                        2,760,423
                                TOTAL                                                                         8,734,990
                           Consumer Non-Cyclical Pharmaceuticals--0.9%
        2,500,000     (1)  Genentech, Inc., 4.40%, 7/15/2010                                                  2,473,200
         990,000           Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                        1,135,391
        1,600,000          Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                               1,645,936
                                TOTAL                                                                         5,254,527
                           Consumer Non-Cyclical Supermarkets--0.4%
        1,950,000          Kroger Co., 7.25%, 6/1/2009                                                        2,085,244
                           Consumer Non-Cyclical Tobacco--0.3%
         750,000           Altria Group, Inc., 5.625%, 11/4/2008                                               767,407
         915,000           Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                                    920,792
                                TOTAL                                                                         1,688,199
                           Energy - Independent--2.1%
         600,000           Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006                           614,604
         500,000           Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009                                 536,310
        3,280,000          Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                  3,239,328
        1,200,000     (1)  EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011                1,325,592
        2,500,000          Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                2,928,000
        2,458,500     (1)  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                2,385,778
         980,000      (1)  Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                1,006,950
                                TOTAL                                                                        12,036,562
                           Energy - Integrated--1.6%
        1,250,000          Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                            1,457,013
        3,500,000          Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                                       3,584,525
        2,000,000          Petro-Canada, Note, 5.00%, 11/15/2014                                              1,974,020
        2,130,000     (1)  Statoil ASA, 5.125%, 4/30/2014                                                     2,167,275
                                TOTAL                                                                         9,182,833
                           Energy - Refining--0.9%
        2,000,000          Valero Energy Corp., 7.375%, 3/15/2006                                             2,021,224
        3,000,000          Valero Energy Corp., Note, 4.75%, 4/1/2014                                         2,907,261
                                TOTAL                                                                         4,928,485
                           Financial Institution - Banking--9.4%
        2,500,000          Astoria Financial Corp., Note, 5.75%, 10/15/2012                                   2,571,395
        1,500,000          Chase Manhattan Corp., Note, 6.375%, 2/15/2008                                     1,554,975
        3,000,000          Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005                                        3,013,800
         675,000           City National Bank, Sub. Note, 6.375%, 1/15/2008                                    702,911
        1,500,000          Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                    1,675,800
        3,500,000          FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                               3,509,657
        1,120,000          HSBC Finance Corp., 4.75%, 4/15/2010                                               1,117,245
        3,660,000          HSBC Finance Corp., 5.00%, 6/30/2015                                               3,603,965
        3,000,000          Household Finance Corp., Note, 6.50%, 1/24/2006                                    3,021,360
        2,300,000          Hudson United Bancorp, 7.00%, 5/15/2012                                            2,539,621
        1,670,000          J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                               2,138,569
        2,000,000          J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                              2,005,960
        4,450,000          Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                      4,393,352
        1,074,000          PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026                1,166,203
        1,000,000          PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                     1,100,840
        3,620,000     (1)  Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                 3,598,153
        4,000,000          U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                      4,002,680
        2,500,000          Wachovia Bank N.A., 4.80%, 11/1/2014                                               2,456,675
         250,000           Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                      251,985
        1,600,000          Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                    1,579,216
        2,000,000          Wachovia Corp., Sub. Note, 5.625%, 12/15/2008                                      2,057,980
        2,900,000          Washington Mutual Bank FA, 5.125%, 1/15/2015                                       2,885,935
        2,000,000          Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011                            2,190,400
                                TOTAL                                                                        53,138,677
                           Financial Institution - Brokerage--6.8%
        4,200,000          Amvescap PLC, Note, 4.50%, 12/15/2009                                              4,091,892
        3,000,000          Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009                            2,864,310
        1,750,000     (1)  FMR Corp., 4.75%, 3/1/2013                                                         1,729,420
        3,500,000     (1)  FMR Corp., Bond, 7.57%, 6/15/2029                                                  4,420,535
        1,000,000          Franklin Resources, Inc., 3.70%, 4/15/2008                                          977,490
        3,500,000          Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                       3,420,830
        1,500,000          Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                     1,638,525
        1,270,000          Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006                                    1,301,890
        2,750,000          Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                  3,110,745
        3,400,000          Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009                                 3,343,288
        2,000,000          Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006                                 2,036,340
        4,200,000          Morgan Stanley Group, Inc., 5.30%, 3/1/2013                                        4,271,442
        1,000,000          Morgan Stanley, Note, 4.00%, 1/15/2010                                              970,500
         690,000           Nuveen Investments, 5.00%, 9/15/2010                                                683,659
         690,000           Nuveen Investments, 5.50%, 9/15/2015                                                685,729
        2,950,000          Waddell & Reed Financial, Inc., 7.50%, 1/18/2006                                   2,975,754
                                TOTAL                                                                        38,522,349
                           Financial Institution - Finance Noncaptive--7.0%
        1,750,000          American Express Co., 3.75%, 11/20/2007                                            1,723,837
        4,000,000          American Express Co., 4.75%, 6/17/2009                                             4,012,920
        1,200,000     (1)   American International Group, Inc., 4.70%, 10/1/2010                              1,194,974
        3,225,000          Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                      3,193,782
        4,000,000          Capital One Financial Corp., Note, 7.125%, 8/1/2008                                4,227,104
        3,250,000          General Electric Capital Corp., 3.75%, 12/15/2009                                  3,139,695
        3,000,000          General Electric Capital Corp., Note, 3.50%, 5/1/2008                              2,928,210
        4,275,000          International Lease Finance Corp., 4.875%, 9/1/2010                                4,265,980
        3,000,000          MBNA America Bank, N.A., Bank Note, 5.375%, 1/15/2008                              3,048,090
        3,500,000          MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%, 6/20/2006                   3,545,395
        2,020,000     (1)  Residential Capital Corp., 6.375%, 6/30/2010                                       2,048,490
        4,520,000          SLM Corp., Floating Rate Note, 4.518%, 12/15/2014                                  4,463,048
        1,500,000          SLM Corp., Note, 4.00%, 1/15/2010                                                  1,455,750
                                TOTAL                                                                        39,247,275
                           Financial Institution - Insurance - Life--0.9%
        1,800,000          AXA Financial, Inc., Note, 6.50%, 4/1/2008                                         1,876,356
        2,000,000     (1)  Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                          2,269,540
         700,000      (1)  Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                             708,939
         250,000      (1)  Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                            286,270
                                TOTAL                                                                         5,141,105
                           Financial Institution - Insurance - P&C--0.7%
        1,500,000     (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006                                        1,467,765
         250,000           MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028                                   271,815
        1,900,000     (1)  Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033                                    1,905,434
         400,000           USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                    430,230
                                TOTAL                                                                         4,075,244
                           Financial Institution - REITS-1.9%
        2,750,000          Archstone-Smith Trust, 5.00%, 8/15/2007                                            2,764,217
        3,150,000          EOP Operating LP, 7.75%, 11/15/2007                                                3,334,842
        2,470,000          Simon Property Group, Inc., 6.35%, 8/28/2012                                       2,633,662
        2,000,000          Simon Property Group, Inc., 6.375%, 11/15/2007                                     2,063,860
                                TOTAL                                                                        10,796,581
                           Foreign-Local-Government--1.1%
        5,500,000          Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                           5,897,265
                           Municipal Services--0.2%
         895,000      (1)  Army Hawaii Family Housing, 5.524%, 6/15/2050                                       921,810
                           Sovereign--1.7%
        7,000,000          KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007                                           6,842,430
         500,000           Sweden, Government of, Deb., 10.25%, 11/1/2015                                      605,475
        2,000,000          United Mexican States, 6.625%, 3/3/2015                                            2,174,000
                                TOTAL                                                                         9,621,905
                           Technology--2.6%
        2,375,000          Computer Sciences Corp., 7.375%, 6/15/2011                                         2,640,739
        5,000,000          Deluxe Corp., 5.125%, 10/1/2014                                                    4,736,600
        2,588,000          First Data Corp., 4.70%, 11/1/2006                                                 2,596,023
        3,150,000          IBM Corp., 4.875%, 10/1/2006                                                       3,164,490
        1,250,000          Unisys Corp., 8.125%, 6/1/2006                                                     1,284,375
                                TOTAL                                                                        14,422,227
                           Transportation - Airlines--0.5%
        2,790,000          Southwest Airlines Co., 6.50%, 3/1/2012                                            2,961,613
                           Transportation - Railroads--1.4%
        2,020,000          Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                              2,004,587
         204,397           Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                239,915
        3,160,000          Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                             3,299,324
        2,210,000          Union Pacific Corp., 4.875%, 1/15/2015                                             2,178,198
                                TOTAL                                                                         7,722,024
                           Transportation - Services--1.4%
        2,700,000          FedEx Corp., Note, 2.65%, 4/1/2007                                                 2,626,560
        4,725,000          Hertz Corp., 4.70%, 10/2/2006                                                      4,675,014
         350,000           Hertz Corp., Note, 7.625%, 8/15/2007                                                355,991
                                TOTAL                                                                         7,657,565
                           Utility - Electric--4.7%
        1,400,000          Alabama Power Co., 4.70%, 12/1/2010                                                1,398,698
        2,490,000          American Electric Power Co., Inc., Note, 6.125%, 5/15/2006                         2,515,049
        2,740,000          Consolidated Natural Gas Co., 5.00%, 12/1/2014                                     2,706,188
        1,000,000          Dominion Resources, Inc., 4.09%, 5/15/2006                                          999,730
        4,800,000          FirstEnergy Corp., 5.50%, 11/15/2006                                               4,841,875
        1,000,000          Florida Power & Light Co., 1st Mtg. Bond, 6.00%, 6/1/2008                          1,036,920
        2,000,000          MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                            2,330,320
        2,000,000          PSEG Power LLC, 6.875%, 4/15/2006                                                  2,025,260
        1,750,000          PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                1,959,808
        3,660,000          Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                          3,527,764
        1,480,000          Scottish Power PLC, 4.91%, 3/15/2010                                               1,478,180
        1,430,000          Westar Energy, Inc., 5.875%, 7/15/2036                                             1,415,985
                                TOTAL                                                                        26,235,777
                                TOTAL CORPORATE BONDS (IDENTIFIED COST $465,100,050)                         465,184,918

                           CORPORATE NOTE--0.6%
                           Communications - Telecom Wirelines--0.6%
        3,135,000          Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST
                           $3,133,725)                                                                        3,107,224

                           GOVERNMENT/AGENCY--1.6%
                           Sovereign--1.6%
        7,800,000          United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST
                           $9,204,878)                                                                        9,285,900

                           MORTGAGE-BACKED SECURITIES--0.0%
                           Federal Home Loan Mortgage Corporation--0.0%
         30,346            Pool E80411, 6.50%, 4/1/2015                                                        31,408
         10,227            Pool C01051, 8.00%, 9/1/2030                                                        10,979
                                TOTAL                                                                          42,387
                           Government National Mortgage Association--0.0%
         31,525            Pool 516688, 8.00%, 8/15/2029                                                       34,002
          4,385            Pool 493514, 8.00%, 9/15/2030                                                        4,707
                                TOTAL                                                                          38,709
                                TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $75,688)                     81,096

                           MUNICIPAL BOND--0.1%
                           Consumer Cyclical - Services--0.1%
         625,000           Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007
                           (IDENTIFIED COST $645,606)                                                          658,900

                           PREFERRED STOCK--0.0%
                           Financial Institution--Banking--0.0%
          5,000            Citigroup, Inc., Cumulative Pfd., (Series F) Annual Dividend $3.1825
                           (IDENTIFIED COST $238,830)                                                          257,500

                           U.S. TREASURY--2.1%
        3,069,510          U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%,
                           1/15/2015                                                                          3,034,356
        8,750,000          United States Treasury Note, 4.00%, 4/15/2010                                      8,669,678
                                TOTAL U.S. TREASURY (IDENTIFIED COST $11,823,825)                            11,704,034

                           REPURCHASE AGREEMENT--10.1%
       56,569,000          Interest in $1,500,000,000 repurchase agreement 3.90%, dated
                           9/30/2005 under which Bank of America N.A., will repurchase a U.S.
                           Government Agency security with a maturity of 9/1/2035 for
                           1,500,487,500 on 10/3/2005.  The market value of the underlying security at the end of the period was $1,530,000,001 (AT AMORTIZED
                           COST)                                                                             56,569,000
                                TOTAL INVESTMENTS--98.7%
                           ======================================================================
                                 (IDENTIFIED COST $555,296,710)(2)                                           555,423,908
                                OTHER ASSETS AND LIABILITIES---NET--1.3%                                       7,250,505
                                TOTAL NET ASSETS---100%                                                $     562,674,413

================================================================================

        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $49,340,954 which represents 8.8% of total net assets.
        2 The cost of investments for federal tax purposes was $555,296,710. The net unrealized appreciation of investments for federal tax purposes was $127,198. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,665,553 and net unrealized deprecation from investments for those securities having an excess of cost over value of $6,538,355.


Note:        The categories of investments are shown as a percentage of total net assets at September 30, 2005.


Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


The following acronyms are used throughout this portfolio:

REIT              --Real Estate Investment Trust
REMIC             --Real Estate Mortgage Investment Conduit







Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Insurance Series

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ John B. Fisher
                  John B. Fisher, Principal Executive Officer


Date              November 23, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              November 22, 2005